                                                                 SchwabFunds(R)
                                                                     Schwab
                                                                Municipal Money
                                                               Fund-Sweep Shares

           [Graphic - The Schwab Building, San Francisco, California]

Annual Report
December 31, 1996

Dear Shareholder,

               It's been an exciting year at SchwabFunds(R). With the support of
[Photo of      investors like you, the SchwabFunds Family(R) continues to rank
Charles R.     among the largest and fastest-growing mutual fund complexes in
Schwab]        the nation. In total, Charles Schwab Investment Management, Inc.
               (CSIM) manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests primarily in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to certain changes in the markets. So you can get diversification among different funds and investing styles.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.


                                   /s/ Charles R. Schwab
                                   ----------------------------
                                       Charles R. Schwab


Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB MONEY FUND.


CHARLES SCHWAB

TAKE ADVANTAGE OF THIS OPPORTUNITY TO
ADD TO YOUR SCHWAB MONEY FUND INVESTMENT.

Your Schwab Money Fund earns money market returns and gives you direct access to many investment opportunities available through Schwab. By funding your account now, you'll be able to quickly respond to changing market conditions with just a phone call to your Schwab representative. And you keep every dollar working for you.

SO DON'T DELAY. USE THIS CONVENIENT
SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB MONEYFUNDER
------------------

Please enclose your check and this completed MoneyFunder slip in the attached postage-paid envelope.

                                                       [ ][ ][ ][ ]-[ ][ ][ ][ ]
--------------------------------------                   SCHWAB ACCOUNT NUMBER
Name

$
--------------------------------------
Amount of Investment*

[ ] Check here if you would like more Schwab MoneyFunders for future use.

* MINIMUM INITIAL INVESTMENT $1,000; SUBSEQUENT MINIMUM $100, CUSTODIAN & IRA ACCOUNTS $1.
  An investment constitutes the purchase of shares in the money fund you have previously chosen as the primary fund for your brokerage account.


                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


SMF Member SIPC (C) 1996 Charles Schwab & Co., Inc. 1280-3 (7/96)
Printed on recycled paper.

CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB MONEY FUND:

1.  Fill out the Schwab MoneyFunder slip completely,     This envelope must
    including your name, account number and the amount   be preceded or
    of your check. Please use one slip for each          accompanied by a
    account.                                             current Schwab Money
                                                         Fund prospectus. An
2.  Make your check payable to CHARLES SCHWAB & CO.,     investment in a fund is
    INC., and enclose your check with the completed      neither insured nor
    slip in this postage-paid envelope.                  guaranteed by the U.S.
                                                         Government. There can
3.  Then just drop your Schwab MoneyFunder in the        be no assurance that a
    mail today--and start putting your money to work!    fund will be able to
    If you have any questions, don't hesitate to call    maintain a stable net
    1-800-2 NO LOAD.                                     asset value of $1.00
                                                         per share.

Attn: Dept. FP 333-7
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7783
                SAN FRANCISCO CA 94120-9330

                                TABLE OF CONTENTS


OVERVIEW ................................................................      1
FUND SUMMARY ............................................................      2
ECONOMIC HIGHLIGHTS .....................................................      6
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ..............................     10
GLOSSARY OF TERMS .......................................................     13
PORTFOLIO SUMMARY .......................................................     14
FINANCIAL STATEMENTS AND NOTES ..........................................     15
RESULTS OF SPECIAL SHAREHOLDERS MEETING AND PROXY VOTE ..................     79


OVERVIEW

We're pleased to report on the performance of your investment in the Schwab Municipal Money Fund -- Sweep Shares for the year ended December 31, 1996. During the year, these shares provided you with competitive current income exempt from federal regular income tax,(1) combined with capital stability and ready access to your money.

The Schwab Municipal Money Fund-Sweep Shares seeks to maintain a stable $1 share price to protect your principal. As with all money funds, however, there can be no assurance that the Fund will be able to maintain a $1 net asset value per share. It's also important to understand that your investment is not insured or guaranteed by the U.S. government.

THE SCHWAB MUNICIPAL MONEY FUND'S NAME WAS CHANGED FROM THE SCHWAB TAX-EXEMPT MONEY FUND ON JANUARY 2, 1997 TO REFLECT A CHANGE IN ITS INVESTMENT POLICY, AS EXPLAINED LATER IN THIS REPORT.

1 Income may be subject to state and local taxes and the federal Alternative Minimum Tax (AMT).

SCHWAB MUNICIPAL MONEY FUND-SWEEP SHARES
SUMMARY
(FORMERLY SCHWAB TAX-EXEMPT MONEY FUND-SWEEP SHARES)

PERFORMANCE REVIEW

The table below presents 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                             7-DAY AVERAGE YIELDS 2
                                (as of 12/31/96)

      Simple           Compound           Compound Taxable Equivalent 3
--------------------------------------------------------------------------------
       3.29%             3.34%                        5.53%
--------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the federal tax-exempt* income which may be paid by the Schwab Municipal Money Fund-Sweep Shares can provide you with higher yields than taxable money funds on a taxable equivalent basis. Here's how the compound taxable equivalent yield of these sweep shares compared with the average compound yield for First Tier taxable money funds on December 31, 1996 for shareholders in the highest 1996 tax bracket:



--------------------------------------------------------------------------------
   Your Sweep Shares' 7-day
   compound taxable equivalent yield 2,3                         5.53%

   Average 7-day compound yield for
   fully taxable money funds 4                                   4.93%
                                                                 -----
   YOUR YIELD ADVANTAGE, AFTER TAXES:                            0.60%

--------------------------------------------------------------------------------


*Income may be subject to the federal Alternative Minimum Tax (AMT).
2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab Municipal Money Fund-Sweep Shares' 7-day simple yield would have been 3.02%, the 7-day compound yield would have been 3.07% and the 7-day compound taxable equivalent yield would have been 5.08% at December 31, 1996.
3 Taxable equivalent yield assumes a 1996 maximum federal regular income tax rate of 39.60%.
4 Source: IBC Financial Data's average 7-day compound yield for the 270 funds in the First Tier category of Taxable Money Funds, as of December 31, 1996. Past performance is no guarantee of future results.

The following is a pie chart illustrating the portfolio composition of the Schwab Municipal Money Fund as of December 31, 1996.


SCHWAB MUNICIPAL MONEY FUND
PORTFOLIO COMPOSITION - DECEMBER 31, 1996

                                  [Pie Chart]

Variable Rate Obligations                            60%
Tax-Exempt Commercial Paper                          15%
Put Bonds                                             7%
Anticipation Notes                                   10%
Other                                                 3%
Variable Rate Tender Option Bonds/Partnerships        5%

PORTFOLIO COMPOSITION

The chart above illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The Schwab Municipal Money Fund invests in a diversified portfolio of short-term, high-quality municipal securities. To minimize credit risk, the Fund primarily has invested in securities rated in the top rating category (known as "First Tier") assigned by the requisite number of nationally recognized statistical rating organizations (NRSROs), or securities of equivalent credit quality, if unrated.

GROWTH IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the growth in the Schwab Municipal Money Fund-Sweep Shares' total net assets and number of shareholders during the 12-month reporting period.

                                        12/31/96          12/31/95        CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)                $3,868,919        $3,403,837        +14%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS                      136,996           122,141        +12%
--------------------------------------------------------------------------------




SELECTING A MONEY FUND

The Schwab sweep money funds can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, a balance of $100 or more in your account can be automatically invested, or "swept" on a regular basis into the Sweep Shares you select, where it will be available to settle trades and cover other day-to-day transactions. It can be a smart, convenient way to manage your short-term cash.

The most appropriate sweep money fund for you will depend upon such factors as your attitudes toward risk and return, your income tax bracket, and how much money you normally keep in a money fund. We offer both taxable and tax-advantaged choices to meet your individual needs.

- The Schwab Money Market Fund invests in high-quality commercial paper, certificates of deposit and other types of investments.

- The Schwab Government Money Fund invests exclusively in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities.

- The Schwab U.S. Treasury Money Fund invests exclusively in U.S. Treasury notes, bills or other direct obligations of the U.S. government, and pays income free from state and local taxes in the vast majority of states.

- If you're in a high tax bracket, one of our tax-advantaged municipal money funds may provide you with higher returns after taxes. The Schwab Municipal Money Fund-Sweep Shares invests in municipal obligations that generate income free from federal regular income tax.* And for investors in California and New York, Schwab offers Sweep Shares which provide additional state and local tax advantages.* Consult your tax advisor for specific guidance on your own tax situation before investing.

If you consistently maintain high money fund balances, you may wish to consider investing your longer-term cash reserves in one of our Value Advantage Investments(R). These money funds offer potentially higher yields than our sweep funds, but they do not include sweep features.




* Income may be subject to the federal Alternative Minimum Tax (AMT).

The following is a bar graph which illustrates the Quarterly % change in GDP for each quarter from the first quarter 1990 through the fourth quarter 1996.


ECONOMIC HIGHLIGHTS

1996 GROWTH CONTINUES THE SIXTH YEAR
OF ECONOMIC EXPANSION

REAL GDP GROWTH RATE
(QUARTERLY % CHANGE, ANNUAL RATE)



Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source:  Bloomberg

                              CHART 9
                              Real GDP
Q1 1990                       4.1%
Q2 1990                       1.3%
Q3 1990                      -1.9%
Q4 1990                      -4.1%
Q1 1991                      -2.2%
Q2 1991                       1.7%
Q3 1991                       1.0%
Q4 1991                       1.0%
Q1 1992                       4.7%
Q2 1992                       2.5%
Q3 1992                       3.0%
Q4 1992                       4.3%
Q1 1993                      -0.1%
Q2 1993                       1.9%
Q3 1993                       2.3%
Q4 1993                       4.8%
Q1 1994                       2.5%
Q2 1994                       4.9%
Q3 1994                       3.5%
Q4 1994                       3.0%
Q1 1995                       0.4%
Q2 1995                       0.7%
Q3 1995                       3.8%
Q4 1995                       0.3%
Q1 1996                       2.0%
Q2 1996                       4.7%
Q3 1996                       2.1%
Q4 1996                       4.7%

Source: Bloomberg L.P.


- The GDP growth rate for 1996 was 3.4%. This growth rate represents a significant improvement from the relatively weak 1.3% overall rate in 1995 and in particular, the 0.3% fourth quarter 1995 rate, which caused concern over the possibility of a recession early in 1996.

- The 1996 second and fourth quarter growth rates of 4.7% resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

The following is a line graph which illustrates the monthly unemployment rate from January 1990 through December 1996.


U.S. UNEMPLOYMENT RATE

US Unemployment Rate
Source:  Bloomberg

                             Unemployment Rate
                 Jan-90           5.3%
                 Feb-90           5.3%
                 Mar-90           5.2%
                 Apr-90           5.4%
                 May-90           5.3%
                 Jun-90           5.1%
                 Jul-90           5.4%
                 Aug-90           5.6%
                 Sep-90           5.7%
                 Oct-90           5.8%
                 Nov-90           6.0%
                 Dec-90           6.2%
                 Jan-91           6.3%
                 Feb-91           6.5%
                 Mar-91           6.8%
                 Apr-91           6.6%
                 May-91           6.8%
                 Jun-91           6.8%
                 Jul-91           6.7%
                 Aug-91           6.8%
                 Sep-91           6.8%
                 Oct-91           6.9%
                 Nov-91           6.9%
                 Dec-91           7.1%
                 Jan-92           7.1%
                 Feb-92           7.3%
                 Mar-92           7.3%
                 Apr-92           7.3%
                 May-92           7.4%
                 Jun-92           7.7%
                 Jul-92           7.6%
                 Aug-92           7.6%
                 Sep-92           7.5%
                 Oct-92           7.4%
                 Nov-92           7.3%
                 Dec-92           7.3%
                 Jan-93           7.1%
                 Feb-93           7.0%
                 Mar-93           7.0%
                 Apr-93           7.0%
                 May-93           6.9%
                 Jun-93           6.9%
                 Jul-93           6.8%
                 Aug-93           6.7%
                 Sep-93           6.7%
                 Oct-93           6.7%
                 Nov-93           6.5%
                 Dec-93           6.4%
                 Jan-94           6.7%
                 Feb-94           6.6%
                 Mar-94           6.5%
                 Apr-94           6.4%
                 May-94           6.0%
                 Jun-94           6.0%
                 Jul-94           6.1%
                 Aug-94           6.1%
                 Sep-94           5.9%
                 Oct-94           5.6%
                 Nov-94           5.6%
                 Dec-94           5.4%
                 Jan-95           5.6%
                 Feb-95           5.4%
                 Mar-95           5.8%
                 Apr-95           5.7%
                 May-95           5.7%
                 Jun-95           5.6%
                 Jul-95           5.7%
                 Aug-95           5.3%
                 Sep-95           5.6%
                 Oct-95           5.5%
                 Nov-95           5.6%
                 Dec-95           5.6%
                 Jan-96           5.8%
                 Feb-96           5.5%
                 Mar-96           5.6%
                 Apr-96           5.4%
                 May-96           5.6%
                 Jun-96           5.3%
                 Jul-96           5.4%
                 Aug-96           5.1%
                 Sep-96           5.2%
                 Oct-96           5.2%
                 Nov-96           5.3%
                 Dec-96           5.3%

Source: Bloomberg L.P.


- The unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

- Job creation slowed during the latter half of 1996, consistent with the slowing of the economy in the third quarter from the second quarter of 1996.

The following is a bar and line graph which illustrates the monthly consumer price index and the quarterly employment cost index from January 1990 through December 1996.


MEASURES OF INFLATION

Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%

-- Quarterly Employment Cost Index       --- Monthly Consumer Price Index

Source: Bloomberg L.P.


- Although trending slightly upward, both employment cost and CPI remained in check during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose 2.6%, the lowest rate since 1965.

- The Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

The following is a line graph which illustrates the 90 day municipal commercial paper rates for each week in 1996.


SHORT-TERM MUNICIPAL INTEREST RATES IN 1996

YIELDS
90-Day Municipal Commercial Paper
January 2, 1996 - December 31, 1996


                                                  CHART 13
                                                  90-Day Municipal Commercial Paper Yield
 1/3/96                                           3.30%
 1/10/96                                          3.25%
 1/17/96                                          3.20%
 1/24/96                                          3.20%
 1/31/96                                          3.35%
 2/7/96                                           3.15%
 2/14/96                                          3.20%
 2/21/96                                          3.20%
 2/28/96                                          3.20%
 3/6/96                                           3.10%
 3/13/96                                          3.30%
 3/20/96                                          3.30%
 3/27/96                                          3.35%
 4/3/96                                           3.35%
 4/10/96                                          3.50%
 4/17/96                                          3.50%
 4/24/96                                          3.65%
 5/1/96                                           3.60%
 5/8/96                                           3.65%
 5/15/96                                          3.60%
 5/22/96                                          3.55%
 5/29/96                                          3.55%
 6/5/96                                           3.40%
 6/12/96                                          3.40%
 6/19/96                                          3.55%
 6/26/96                                          3.60%
 7/3/96                                           3.35%
 7/10/96                                          2.90%
 7/17/96                                          3.00%
 7/24/96                                          3.54%
 7/31/96                                          3.54%
 8/7/96                                           3.35%
 8/14/96                                          3.42%
 8/21/96                                          3.45%
 8/28/96                                          3.44%
 9/4/96                                           3.45%
 9/11/96                                          3.23%
 9/18/96                                          3.23%
 9/25/96                                          3.59%
10/2/96                                           3.30%
10/9/96                                           3.32%
10/16/96                                          3.56%
10/23/96                                          3.56%
10/30/96                                          3.60%
11/6/96                                           3.32%
11/13/96                                          3.27%
11/20/96                                          3.50%
11/27/96                                          3.50%
12/4/96                                           3.50%
12/11/96                                          3.35%
12/18/96                                          3.46%
12/25/96                                          3.46%

-- 90-Day Municipal Commercial Paper

Source: Lehman Brothers, Inc.


- Short-term municipal interest rates displayed a moderate decline early in the year in response to fears of an economic recession, and then increased moderately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.

- Short-term municipal rates exhibited moderate volatility, much of which was a result of the market's reaction to strong employment reports.

- Short-term municipal rates experienced their typical supply related dip in June.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President of Charles Schwab and Co., Inc. and Chief Investment officer of Charles Schwab Investment Management, Inc. Mr. Ward has held this position since 1993. He joined CSIM in 1991 as a Vice President and Portfolio Manager.

WALTER BEVERIDGE - Portfolio Manager of the Schwab Municipal Money Fund and Schwab California Municipal Money Fund since 1992 and the Schwab New York Municipal Money Fund since 1995. Mr. Beveridge joined CSIM as a Portfolio Manager in 1992.

JACK GAZZOLA - Associate Portfolio Manager. Mr. Gazzola joined the Portfolio Management Team in 1992.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During most of the one-year reporting period, interest rates exhibited no clear trend, amid uncertainty over inflationary pressures and ever-changing signals from the Fed over the direction of interest rates. The Fed adjusted interest rates only once during the period by lowering the Federal Funds rate from 5.50% to 5.25% on February 1, 1996. As a result, the Fund maintained a relatively neutral maturity policy, avoiding significant deviations from other funds with similar investment objectives. By employing a neutral maturity strategy and avoiding a bet on the level of future interest rates by significantly extending or shortening the portfolio, the portfolio management team was able to be more responsive to changes in interest rates and maintain the portfolio's competitive position. The Fund's average maturity was 50 days at both the beginning and the end of the reporting period.

Q. WHAT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUND?

A. Money market funds are required by law to hold high-quality securities in their portfolios. For the Schwab Municipal Money Fund, we have continued to take the additional step of only investing in what are referred to as First Tier securities. In general, a First Tier security provides certain maturity limits and carries the highest credit rating from the required number of nationally recognized statistical rating organizations (NRSROs). If unrated, a security must be deemed to be of comparable quality to a First Tier security according to guidelines approved by the Board of Trustees of The Charles Schwab Family of Funds.

Certain securities owned by the Fund are insured or backed by a Letter of Credit issued by a First Tier financial institution. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness in addition to the underlying strength of the primary issuer. The credit quality of the insurance companies and financial institutions providing credit enhancements are reviewed by Charles Schwab Investment Management, Inc. as a regular part of our thorough credit review procedures for all portfolio securities and issuers.

Q. HOW DID THE RECENT PROXY VOTE AFFECT THE FUND'S INVESTMENT POLICIES AND STRATEGIES?

A. Prior to the recent proxy vote, the Fund was limited in its ability to invest in securities which generated income subject to the federal Alternative Minimum Tax (AMT). The Fund was limited to investing no more than 20% of total assets in AMT investments. As a result of the affirmative proxy vote, the 20% limitation is eliminated and the Fund is allowed to increase its holdings of AMT investments beyond the 20% level. The successful proxy vote also resulted in the Fund's name change to replace the term "Tax-Exempt" with "Municipal" as of January 2, 1997.

AMT investments typically offer higher yields than other types of municipal securities with similar credit quality. Our research indicated that the majority of investors are not subject to the federal Alternative Minimum Tax and, as a result, are likely to benefit from the potentially higher yields. Although all shareholders may enjoy higher yields, for shareholders subject to the federal AMT, the policy change may result in a greater percentage of their income from the Fund being subject to AMT.

More municipal and tax-free money market funds in the industry are purchasing AMT investments and the percentage of AMT investments in many other funds has grown in recent years. In light of these market trends, the Investment Manager and the Board of Trustees both felt this change was important to help enable the Funds to remain competitive now and in the future.

Shareholders passed another proxy proposal which eliminated, reclassified or amended several of the Fund's fundamental policies and investment restrictions. These changes are intended to allow the Fund to act more quickly and efficiently to capitalize on future investment opportunities or changes in investment laws or regulations. The amendments in this final proposal did not result in any change to the investment objective or reduce the credit quality of the Fund.

For the final tabulation of proxy votes, please refer to page 79.

GLOSSARY OF TERMS

ALTERNATIVE MINIMUM TAX (AMT) A federal tax on income in addition to regular income taxes designed to ensure that very wealthy individuals and corporations pay at least some income tax each year.

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, or line of credit that provides an additional level of creditworthiness for debt securities to supplement the financial strength of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST TIER SECURITY A security that matures within certain recognized limits and carries the top credit rating from the requisite number of NRSROs, or if unrated, is of comparable credit quality.

HIGH-QUALITY SECURITY A security ranked in the highest two rating categories by a nationally recognized statistical rating organization (NRSRO), or if unrated, is of comparable credit quality.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investor Services, which evaluates and rates the credit quality of securities.

REAL GDP The national Gross Domestic Product (GDP)--the total value of all goods and services produced in the U.S. over a specific period of time-- adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

TAXABLE EQUIVALENT YIELD The return you would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to your income tax bracket.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

SCHWAB MUNICIPAL MONEY FUND
(Formerly Schwab Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                               ASSET GROWTH

    Total                          Total                  Percentage
  Net Assets                   Net Assets                Growth Over
as of 12/31/96                as of 12/31/95               Reporting
    (000s)                        (000s)                    Period
--------------------------------------------------------------------
  $4,476,999                     $3,564,519                  26%
--------------------------------------------------------------------

          AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996
                               SWEEP SHARES

                                                             Last
     Last                           Last                    Twelve
  Seven Days                     Three Months               Months
--------------------------------------------------------------------
     3.29%                         2.94%                     2.88%
--------------------------------------------------------------------

                          VALUE ADVANTAGE SHARES

                                                            Last
     Last                           Last                   Twelve
  Seven Days                     Three Months              Months
--------------------------------------------------------------------
     3.50%                         3.15%                   3.09%
--------------------------------------------------------------------

                            MATURITY SCHEDULE
                       PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96      12/31/96
--------------------------------------------------------------------
    0 -  15 Days      64.6%        65.9%        72.2%        67.7%
   16 -  30 Days       0.5          1.5          4.4          1.1
   31 -  60 Days       5.2          9.7          3.1          6.9
   61 -  90 Days       9.7          3.5          2.9          2.4
   91 - 120 Days       4.9          3.4          0.3          1.2
   Over 120 Days      15.1         16.0         17.1         20.7
Weighted Average     48 Days      63 Days      53 Days      50 Days
--------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
VARIABLE RATE OBLIGATIONS--60.01%(a)
ALABAMA--1.69%
Alabama Housing Finance Authority Single Family
  Revenue Bonds (Collateralized Home Mortgage
  Revenue Program) Series 1996A-1/(Bayerische
  Landesbank Girozentrale Credit Agreement)
  4.10%, 01/07/97                                        $12,400         $12,400
Alabama Housing Finance Authority Single Family
  Revenue Bonds (Collateralized Home Mortgage
  Revenue Program) Series 1996A-2/(Bayerische
  Landesbank Girozentrale Credit Agreement)
  4.20%, 01/07/97                                         11,800          11,800
Birmingham, Alabama Unlimited General Obligation
  Refunding Bonds Series 1995/(First Alabama Bank
  LOC)
  4.20%, 01/07/97                                          4,000           4,000
Citronelle, Alabama Industrial Development Board
  Pollution Control Revenue Refunding Bonds (AZKO
  Chemicals, Inc. Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          1,100           1,100
Jefferson County, Alabama Sewer Revenue Warrants
  Series 1995A/(Bayerische Landesbank Girozentrale
  LOC)
  4.25%, 01/07/97                                         12,500          12,500
Mobile County, Alabama Industrial Development Board
  Revenue Refunding Bonds (Ultraform Co. Project)
  Series 1995B/(Bayerische Landesbank Girozentrale
  LOC)
  4.15%, 01/07/97                                          1,000           1,000
Mobile County, Alabama Industrial Development Board
  Pollution Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A/(Bayerische
  Landesbank Girozentrale LOC)
  4.15%, 01/07/97                                          7,480           7,480
Mobile, Alabama Industrial Development Board
  Pollution Control Revenue Bonds (Alabama Power Co.
  Project) Series 1993C
  4.15%, 01/07/97                                         12,000          12,000
Montgomery, Alabama Special Care Facility Financing
  Authority Revenue Bonds (Baptist Medical Center
  VHA) Series 1985C/(AMBAC Insurance & FNB Chicago
  SBPA)
  4.00%, 01/07/97                                          2,000           2,000
Montgomery, Alabama Special Care Facility Financing
  Authority Revenue Bonds (Baptist Medical Center
  VHA) Series 1985G/(AMBAC Insurance & FNB Chicago
  SBPA)
  4.00%, 01/07/97                                          6,390           6,390

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Montgomery, Alabama Special Care Facility Financing
  Authority Revenue Bonds (Baptist Medical Center
  VHA) Series 1985H/(AMBAC Insurance & FNB Chicago
  SBPA)
  4.00%, 01/07/97                                        $ 5,295         $ 5,295
Opelika, Alabama Industrial Development Board
  Revenue Bonds (Power Guard Project) Series
  1994/(SouthTrust Bank of Alabama LOC)
  4.35%, 01/07/97                                          2,850           2,850
                                                                          ------
                                                                          78,815
                                                                          ------
ARIZONA--1.26%
Arizona Education Loan Marketing Corp. Revenue Bonds
  Series A/(MBIA Insurance & Fuji Bank SBPA)
  4.35%, 01/07/97                                         12,305          12,305
Arizona Health Facilities Authority Adjustable Rate
  Notes (Arizona Volunteer Hospital Federation)
  Series 1985A/(FGIC Insurance)
  4.25%, 01/07/97                                          2,945           2,945
Arizona Health Facilities Authority Adjustable Rate
  Notes (Arizona Volunteer Hospital Federation)
  Series 1985B/(FGIC Insurance)
  4.25%, 01/07/97                                          3,840           3,840
Coconino County, Arizona Pollution Control Revenue
  Bonds (Tucson Electric Power Company) Series
  1996B/(Societe Generale LOC)
  4.15%, 01/07/97                                         10,700          10,700
Pima County, Arizona Industrial Development
  Authority Industrial Development Revenue Bonds
  (Tucson Electric Power Company)/(Bank of America
  LOC)
  4.00%, 01/07/97                                          4,000           4,000
Pima County, Arizona Industrial Development
  Authority Industrial Development Revenue Bonds
  (Tucson Electric Power Company) Series
  1982A/(Societe Generale LOC)
  4.00%, 01/07/97                                         17,600          17,600
Yavapai County, Arizona Industrial Development
  Authority Revenue Bonds (First Health Care Corp.
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          4,230           4,230
Yuma, Arizona Industrial Development Authority Multi
  Family Housing Revenue Bonds (El Encanto
  Apartments)Series A/(Citibank LOC)
  4.15%, 01/07/97                                          3,000           3,000
                                                                          ------
                                                                          58,620
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
ARKANSAS--1.45%
Independence County, Arkansas Industrial Development
  Revenue Bonds (Townsends of Arkansas, Inc.
  Project)/(Rabobank Nederland N.V. LOC)
  4.15%, 01/07/97                                        $ 2,000         $ 2,000
Little River County, Arkansas Solid Waste Disposal
  Revenue Bonds (Georgia Pacific Project)/(Sumitomo
  Bank LOC)
  4.35%, 01/07/97                                         15,500          15,500
North Little Rock, Arkansas Health Facilities Board
  Revenue Bonds (Baptist Health) Series 1996B/
  (Credit Suisse LOC)(d)
  4.15%, 01/07/97                                         50,000          50,000
                                                                          ------
                                                                          67,500
                                                                          ------
CALIFORNIA--5.07%
Alameda-Contra Costa, California School Financial
  Authority Certificates of Participation (Capital
  Improvement Finance Project)/(Canadian Imperial
  Bank of Commerce LOC)
  3.75%, 01/07/97                                         18,570          18,570
Anaheim, California Certificates of Participation
  (Anaheim Memorial Hospital Assoc. Project)/(AMBAC
  Insurance & ABN Amro Bank N.V. SBPA)
  3.90%, 01/07/97                                          3,700           3,700
California Education Facility Authority Revenue
  Refunding Bonds (Stanford University) Series
  1996-14
  3.70%, 01/07/97                                          4,775           4,775
California Health Facility Finance Authority Revenue
  Bonds (Catholic Healthcare Services) Series 1995C/
  (MBIA Insurance)
  4.00%, 01/07/97                                          6,700           6,700
California Health Facility Finance Authority Revenue
  Bonds (Catholic Healthcare West) Series 1988B/
  (MBIA Insurance)
  4.00%, 01/07/97                                          6,000           6,000
California Health Facility Finance Authority Revenue
  Bonds (Scripps Memorial Hospital) Series 1991A/
  (MBIA Insurance & Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                          1,200           1,200
California Higher Education Loan Authority Student
  Loan Refunding Bonds Series E1/(SLMA LOC)
  4.25%, 01/07/97                                          5,000           5,000
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Shell Oil Co.
  Project) Series 1991B
  5.00%, 01/01/97                                          6,600           6,600

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Southern
  California Edison) Series 1986D
  4.70%, 01/01/97                                         $  400          $  400
California Pollution Control Financing Authority
  Resource Recovery Revenue Bonds (Burney Forest
  Project) Series 1988A/(Fleet Bank N.A. LOC)
  4.80%, 01/01/97                                          1,300           1,300
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison) Series
  1986A
  4.70%, 01/01/97                                          7,200           7,200
California Pollution Control Financing Authority
  Revenue Refunding Bonds (Pacific Gas & Electric)
  Series 1996F/(Banque Nationale de Paris LOC)
  4.80%, 01/01/97                                          2,300           2,300
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-3/(Multiple Credit
  Enhancements)
  4.05%, 01/07/97                                          8,800           8,800
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-1/(Multiple Credit
  Enhancements)
  4.00%, 01/07/97                                          4,100           4,100
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-2/(Multiple Credit
  Enhancements)
  4.05%, 01/07/97                                          1,200           1,200
California Statewide Community Development Authority
  Certificates of Participation (Northern California
  Retired Officers Assoc.)/(Dresdner Bank AG LOC)
  5.00%, 01/01/97                                          4,900           4,900
California Statewide Community Development Authority
  Revenue Bonds Certificates of Participation
  (Kaiser Foundation Hospitals)
  4.00%, 01/07/97                                          5,000           5,000
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series 1995B/
  (Morgan Guaranty Trust LOC)
  4.00%, 01/07/97                                          2,000           2,000
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series 1995D/
  (IBJ LOC)
  4.10%, 01/07/97                                         24,100          24,100
Indio, California Multi-Family Redevelopment Bonds
  Refunding Housing Mortgages (Carreon Apartments)
  Series 1996A
  4.00%, 01/07/97                                          3,950           3,950
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1993A/(Bank of America LOC)
  4.85%, 01/01/97                                            600             600

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Irvine Ranch, California Water District Certificates
  of Participation Revenue Bonds Series
  1988A/(Sumitomo Bank LOC)
  4.85%, 01/01/97                                         $  500          $  500
Los Angeles County, California Metropolitan
  Transportation Authority Proposition C Second
  Senior Sales Tax Revenue Refunding Bonds Series
  A/(MBIA Insurance & Credit Locale de France SPA)
  4.00%, 01/07/97                                         42,300          42,300
Los Angeles County, California Pension Revenue
  Refunding Obligation Bonds Series 1996A/(AMBAC
  Insurance & National Westminster Bank PLC SBPA)
  3.90%, 01/07/97                                          3,900           3,900
Los Angeles, California Community Redevelopment
  Agency Certificates of Participation (Broadway
  Springs Center Project) Series 1987/(Bank of
  America LOC)
  4.10%, 01/07/97                                            100             100
Northern California Power Agency Public Power
  Revenue Refunding Bonds (Geothermal Project
  3A)/(AMBAC Insurance & Bank of Nova Scotia LOC)
  3.85%, 01/07/97                                            100             100
Orange County, California Water District
  Certificates of Participation Series 1990B
  (National Westminster Bank PLC LOC)
  4.75%, 01/01/97                                          8,800           8,800
Orange County, California Apartment Development
  Revenue Refunding Bonds (The Lakes Project #185)
  Series 1991A/(Citibank LOC)
  4.15%, 01/07/97                                            800             800
Orange County, California Sanitation District
  Certificates of Participation Series
  1990-92A/(National Westminster Bank PLC LOC)
  5.00%, 01/01/97                                          1,000           1,000
Orange County, California Sanitation Districts No.
  1-3, 5-7 & 11 Refunding Certificates of
  Participation Series 1992/(AMBAC Insurance &
  Barclays Bank SBPA)
  4.00%, 01/07/97                                          2,700           2,700
Orange County, California Various Sanitation
  Districts Certificates of Participation (Capital
  Improvement Programs) Series 1990-92C/(FGIC
  Insurance & FGIC SPA)
  4.85%, 01/01/97                                          1,500           1,500
Orange County, California Water District 1915
  Improvement Bond Act Revenue Bonds (Irvine Coast
  Assessment District) Number 88-1/(Kredietbank &
  Societe Generale LOC)
  4.85%, 01/01/97                                         17,700          17,700

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985A/(Commerzbank AG & National
  Westminster Bank PLC LOC)
  3.10%, 01/07/97                                        $ 3,800        $  3,800
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985C/(Sanwa Bank LOC)
  2.85%, 01/07/97                                          2,000           2,000
Riverside County, California Variable Rate Tax &
  Revenue Anticipation Notes Series 1996-1997/
  (Toronto-Dominion Bank LOC)
  3.90%, 01/07/97                                          9,600           9,600
San Francisco, California City & County
  Redevelopment Agency Multi-Family Revenue Bonds
  (Rincon Center Apartments) Series 1985B/(Citibank
  LOC)
  3.00%, 01/07/97                                          1,955           1,955
Simi Valley, California Multi-Family Housing
  Certificates of Participation (Lincoln Wood Ranch
  Project)/(Sumitomo Bank LOC)
  4.30%, 01/07/97                                          2,000           2,000
Southern California Public Power Authority Refunding
  Revenue Bonds (Palos Verdes Project) Series 1996B/
  (AMBAC Insurance & Morgan Guaranty Trust SBPA)
  3.90%, 01/07/97                                          1,800           1,800
Southern California Public Power Authority Revenue
  Refunding Bonds (Southdown Transmission Project)
  Series 1996B/(FSA Insurance & Morgan Guaranty
  Trust SBPA)
  4.00%, 01/07/97                                          3,600           3,600
Southern California Public Power Authority Revenue
  Refunding Bonds (Transmission Project) Series
  1991/(AMBAC Insurance & Swiss Bank LOC)
  3.90%, 01/07/97                                         11,200          11,200
Western Riverside County, California Regional
  Wastewater Authority Revenue Bonds (Regulatory
  Wastewater Treatment)/(National Westminster Bank
  PLC LOC)
  5.00%, 01/01/97                                          2,100           2,100
                                                                         -------
                                                                         235,850
                                                                         -------
COLORADO--4.59%
Central City, Colorado Multi-Family Housing Revenue
  Bonds (Gold Mountain Apartment Project)/(PNC Bank,
  Kentucky LOC)
  4.25%, 01/07/97                                          8,250           8,250
Colorado Health Facilities Authority Hospital
  Revenue Adjustable Rate Tender Securities
  (Dresdner Bank AG & Toronto-Dominion Bank SBPA)
  4.15%, 01/07/97                                          5,000           5,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Colorado Health Facilities Authority Revenue Bonds
  (North Colorado Medical Center)/(Citibank LOC)
  4.15%, 01/07/97                                        $10,100        $ 10,100
Colorado Health Facilities Authority Revenue Bonds
  (Sisters of Charity Health) Series B/(Dresdner
  Bank AG & Toronto-Dominion Bank LOC)
  4.15%, 01/07/97                                         23,000          23,000
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1989A/(SLMA LOC)
  4.10%, 01/07/97                                          6,100           6,100
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1990A/(SLMA LOC)(d)
  4.10%, 01/07/97                                         23,810          23,810
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1993B/(SLMA LOC)
  4.10%, 01/07/97                                          4,400           4,400
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1993C-2/(SLMA LOC)
  4.00%, 01/07/97                                          2,200           2,200
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992D/(Morgan Guaranty Trust
  LOC)
  4.40%, 01/07/97                                         48,900          48,900
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992E/(Bank of
  Tokyo-Mitsubishi LOC)
  4.55%, 01/07/97                                         30,000          30,000
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992F/(Bank of Montreal LOC)
  4.40%, 01/07/97                                         16,000          16,000
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992G/(Credit Local de France
  LOC)
  4.40%, 01/07/97                                         20,000          20,000
Douglas County, Colorado Multi Family Housing
  Revenue Bonds (Autumn Chase Project)/(Citibank
  LOC)
  4.10%, 01/07/97                                          9,300           9,300
Smith Creek Metropolitan District Revenue Bonds
  Series 1995/(NationsBank of Texas N.A. LOC)
  4.05%, 01/07/97                                          6,300           6,300
                                                                         -------
                                                                         213,360
                                                                         -------
CONNECTICUT--0.23%
Connecticut State Second Lien Special Tax Obligation
  Bonds Series 1990-1/(Commerzbank AG LOC)
  4.00%, 01/07/97                                         10,800          10,800
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
DISTRICT OF COLUMBIA--0.09%
District of Columbia Revenue Bonds Adjustable
  Convertible Extendable Securities (Georgetown
  University) Series 1988D/(Sanwa Bank SBPA)
  4.10%, 01/07/97                                        $ 4,200         $ 4,200
                                                                          ------
FLORIDA--0.77%
Florida Housing Finance Agency Housing Revenue Bonds
  (Tiffany Club Project) Series 1996P/(NationsBank
  LOC)
  4.45%, 01/07/97                                          2,875           2,875
Indian Trace, Florida Community Development District
  (Broward County Florida Basin 1 Water)/(MBIA
  Insurance & Swiss Bank SBPA)
  3.85%, 01/07/97                                          5,565           5,565
Orange County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Rio Vista
  Project)/(First Union Bank of North Carolina LOC)
  4.10%, 01/07/97                                          3,815           3,815
Orange County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Smokewood
  Project)/(Citibank LOC)
  4.25%, 01/07/97                                         10,000          10,000
Palm Beach County, Florida Health Facilities
  Authority Revenue Refunding Bonds (Joseph L. Morse
  Geriatric Center)/(SunTrust Bank LOC)
  4.20%, 01/07/97                                         11,905          11,905
Palm Beach County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Crystal II
  Project)/(Citibank LOC)
  3.95%, 01/07/97                                          1,800           1,800
                                                                          ------
                                                                          35,960
                                                                          ------
GEORGIA--3.87%
Albany-Dougherty Co. Hospital Authority Revenue
  Bonds (Phoebe Putney Memorial Hospital) Series
  1996/(AMBAC Insurance)
  4.30%, 01/07/97                                          6,400           6,400
Burke County, Georgia Development Authority
  Pollution Control Revenue Bonds (Oglethorpe Power
  Project) Series 1993A/(FGIC Insurance & Canadian
  Imperial Bank of Commerce SBPA)
  4.00%, 01/07/97                                         10,340          10,340
Burke County, Georgia Development Authority
  Pollution Control Revenue Bonds (Oglethorpe Power
  Project) Series 1994A/(Credit Local de France SBPA
  & FGIC Insurance)(d)
  4.00%, 01/07/97                                         23,100          23,100

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Cherokee County, Georgia Development Authority
  Industrial Development Revenue Bonds (Universal
  Alloy Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                        $ 5,500         $ 5,500
Cobb County, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Walton Green Project)/
  (Wachovia Bank LOC)
  4.25%, 01/07/97                                         14,000          14,000
Cobb County, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Williamstown Apartment
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          2,000           2,000
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Park North
  Business Center Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          5,140           5,140
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Siemens
  Energy, Inc. Project)/(Siemens A.G. Guaranty)
  4.20%, 01/07/97                                          3,750           3,750
Dekalb County, Georgia Development Authority Revenue
  Bonds (American Cancer Society)/(Trust Company
  Bank LOC)
  4.15%, 01/07/97                                          1,975           1,975
Dekalb County, Georgia Housing Authority Multi
  Family Housing Revenue Bonds (Wood Hills Apartment
  Project)/(Bank of Montreal LOC)
  4.15%, 01/07/97                                          5,250           5,250
Dekalb, Georgia Private Hospital Authority Revenue
  Anticipation Certificates (Egleston Childs
  Hospital/Emory University) Series 1994A & B4/
  (Trust Bank of Atlanta LOC)
  3.70%, 01/07/97                                          7,000           7,000
Douglas County, Georgia Development Authority
  Industrial Development Revenue Bonds (Mima Inc.
  Project)/(Wachovia Bank LOC)
  4.10%, 01/07/97                                          4,300           4,300
Fulton County, Georgia Development Authority Revenue
  Adjusting Bonds (Woodruff Arts Center)/(Wachovia
  Bank LOC)
  4.15%, 01/07/97                                         22,500          22,500
Laurens County, Georgia Development Authority Solid
  Waste Disposal Revenue Bonds (Southeast Paper Co.
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                         25,000          25,000
Municipal Gas Authority of Georgia Gas Portfolio II
  Series 1996-4/(Credit Suisse LOC)
  3.90%, 01/07/97                                         10,000          10,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Richmond County, Georgia Industrial Development
  Authority Revenue Bonds (BOK Group Project)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                        $ 5,000        $  5,000
Rockmart, Georgia Industrial Development Authority
  Revenue Bonds (CW Matthews Contracting)/(Wachovia
  Bank LOC)
  4.25%, 01/07/97                                          2,000           2,000
Roswell, Georgia Housing Authority Multi Family
  Housing Revenue Bonds (Gables Realty Wood Crossing
  Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                         11,650          11,650
Savannah, Georgia Economic Development Authority
  Revenue Bonds (Home Depot Project)/(Trust Company
  Bank LOC)
  4.20%, 01/07/97                                          5,000           5,000
Smyrna, Georgia Housing Authority Multi Family
  Housing Revenue Bonds (Walton Park LP
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          8,000           8,000
Villa Rica, Georgia Industrial Development Revenue
  Bonds (Lowes Home Centers, Inc. Project)/(Wachovia
  Bank LOC)
  4.15%, 01/07/97                                            800             800
Worth County, Georgia Industrial Development
  Authority Revenue Refunding Bonds (Seabrook
  Project) Series 1996B/(Sun Bank LOC)
  4.25%, 01/07/97                                          1,400           1,400
                                                                         -------
                                                                         180,105
                                                                         -------
HAWAII--1.34%
Hawaii State Department of Budget & Finance Special
  Purpose Mortgage Revenue Bonds (Adventist Health
  System West)/(Union Bank of California LOC)
  4.05%, 01/07/97                                          3,100           3,100
Hawaii State Housing Finance & Development Corp.
  Multi Family Housing Revenue Bonds (Nani Mauna Loa
  Project) Series 1995A/(Citibank LOC)
  4.25%, 01/07/97                                          3,900           3,900
Hawaii State Housing Finance & Development Corp.
  Multi Family Housing Revenue Bonds (Rental Housing
  System) Series 1990A/(IBJ LOC)
  4.20%, 01/07/97                                         21,600          21,600
Hawaii State Housing Finance & Development Corp.
  Multi Family Housing Revenue Bonds (Rental Housing
  System) Series 1990B/(IBJ LOC)
  4.20%, 01/07/97                                         19,400          19,400

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Honolulu, Hawaii City & County Multi Family Housing
  Revenue Bonds (Hale Kua Gardens Project) Series A/
  (Bank of Tokyo-Mitsubishi LOC)
  4.25%, 01/07/97                                        $ 5,120         $ 5,120
Honolulu, Hawaii City & County Multi Family Housing
  Revenue Bonds (Iolani Regents Project) Series
  1990A/(Bank of Hawaii LOC)
  4.35%, 01/07/97                                          9,225           9,225
                                                                          ------
                                                                          62,345
                                                                          ------
ILLINOIS--8.84%
Aurora, Kane, & Dupage Counties, Illinois Industrial
  Development Revenue Bonds (North American Plastics
  Corp.)/(First of America Bank Illinois LOC)
  4.45%, 01/07/97                                          5,400           5,400
Centralia, Illinois Industrial Development Authority
  Revenue Bonds (Hollywood Brands Project)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,500           4,500
Chicago, Illinois Industrial Development Revenue
  Bonds (Morse Automotive) Series 1995/(American
  National Bank & Trust LOC)
  4.29%, 01/07/97                                          2,800           2,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien) Series
  1994C/(Societe Generale LOC)
  4.25%, 01/07/97                                         11,900          11,900
  4.15%, 01/07/97                                         11,800          11,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien) Series
  A/(Westpac Banking Corp. LOC)
  4.15%, 01/07/97                                         15,800          15,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds Adjustable Convertible Extendable
  Securities (General Airport Second Lien) Series
  B-1/(Sanwa Bank LOC)
  4.20%, 01/07/97                                          9,800           9,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds Adjustable Convertible Extendable
  Securities (General Airport Second Lien) Series
  B-2/(Sanwa Bank LOC)
  4.20%, 01/07/97                                          9,800           9,800
Illinois Development Finance Authority Hospital
  Revenue Bonds (Palos Community Hospital) Series
  1994-1/(Credit Suisse SBPA)
  4.15%, 01/07/97                                         33,700          33,700

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Illinois Development Finance Authority Hospital
  Revenue Bonds (Palos Community Hospital) Series
  1994-2/(Credit Suisse SBPA)
  4.15%, 01/07/97                                        $ 7,500         $ 7,500
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Chicago Corrugated Box
  Co.) Series 1996/(American National Bank & Trust
  Co. LOC)
  4.29%, 01/07/97                                          1,500           1,500
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Knead Dough Baking
  Co.)/(Bank of America LOC)
  4.25%, 01/07/97                                          8,240           8,240
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Molding Project)/
  (Northern Trust LOC)
  4.40%, 01/07/97                                          1,100           1,100
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Pekin Paperboard Co.
  LP) Series 1994/(Northern Trust LOC)
  4.40%, 01/07/97                                          5,500           5,500
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (SMF, Inc. Project)
  Series A
  4.15%, 01/07/97                                          2,295           2,295
Illinois Development Finance Authority Presbyterian
  Home Lake Series 1996A/(Lasalle National Bank LOC)
  4.20%, 01/07/97                                         21,000          21,000
Illinois Development Finance Authority Residential
  Rental Revenue Bonds (F.C. Harris Pavillion
  Project) Series 1994/(FNMA Collateral Investment
  Agreement)
  4.10%, 01/07/97                                          1,000           1,000
Illinois Development Finance Authority Revenue Bonds
  (Rich Graphics Corp. Project) Series
  1996/(American National Bank & Trust Co. LOC)
  4.29%, 01/07/97                                          3,200           3,200
Illinois Development Finance Authority Revenue Bonds
  (Village Oak Park Residence)/(Firstar Bank,
  Milwaukee LOC)
  4.30%, 01/07/97                                          2,260           2,260
Illinois Educational Facility Authority Revenue
  Bonds (Chicago Historical Society)/(Bank of Tokyo-
  Mitsubishi LOC)
  4.20%, 01/07/97                                          8,200           8,200
Illinois Educational Facility Authority Revenue
  Bonds (Chicago Zoological Society, Brookfield Zoo)
  Series B/(Chase Bank LOC)
  4.25%, 01/07/97                                          2,200           2,200

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Illinois Educational Facility Authority Revenue
  Bonds (Illinois Institute of Technology) Series
  1990A/(Harris Trust & Savings Bank & Northern
  Trust LOC)
  4.20%, 01/07/97                                        $11,100         $11,100
Illinois Educational Facility Authority Revenue
  Bonds (Northwestern University)/(FNB Chicago SBPA)
  4.25%, 01/07/97                                         22,200          22,200
Illinois Health Facility Authority Revenue Bonds
  (Bensenville Home Society) Series 1989A/(American
  National Bank & Trust Co. LOC)
  4.10%, 01/07/97                                          2,450           2,450
Illinois Health Facility Authority Revenue Bonds
  (Highland Park Hospital) Series 1991B/(Swiss Bank
  LOC)
  4.00%, 01/07/97                                         11,000          11,000
Illinois Health Facility Authority Revenue Bonds
  (Hospital Sisters Services) Series E/(MBIA
  Insurance & Morgan Guaranty Trust SBPA)
  4.15%, 01/07/97                                          4,300           4,300
Illinois Health Facility Authority Revenue Bonds
  (Ingalls Memorial Hospital) Series 1985C/(Lasalle
  National Bank LOC)
  4.15%, 01/07/97                                          1,100           1,100
Illinois Health Facility Authority Revenue Bonds
  (Revolving Fund Pooled Loan) Series 1985C/(FNB
  Chicago LOC)
  4.15%, 01/07/97                                          6,000           6,000
Illinois Health Facility Authority Revenue Bonds
  (Revolving Fund Pooled Loan) Series 1985D/(FNB
  Chicago LOC)
  4.15%, 01/07/97                                         20,000          20,000
Illinois Health Facility Authority Revenue Bonds
  (Streeterville Corp.) Series A/(FNB Chicago LOC)
  4.20%, 01/07/97                                         14,400          14,400
Illinois Health Facility Authority Revenue Bonds
  (Washington & Jane Smith Home) Series 1991/
  (Comerica Bank LOC)
  4.25%, 01/07/97                                          2,800           2,800
Illinois State Toll Highway Authority Revenue Bonds
  Series B/(MBIA Insurance & Societe Generale SBPA)
  4.00%, 01/07/97                                         65,900          65,900
Kane County, Illinois Revenue Bonds (Glenwood School
  for Boys)/(Harris Trust & Savings Bank LOC)
  4.20%, 01/07/97                                          9,000           9,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Lombard, Illinois Industrial Development Revenue
  Refunding Bonds (B & H Partnership Project)/
  (Comerica Bank LOC)
  4.38%, 01/07/97                                        $ 1,850        $  1,850
McHenry County, Illinois Industrial Development
  Authority Revenue Refunding Bonds (Dean Foods
  Co.)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          2,675           2,675
New Lenox, Illinois Industrial Development Revenue
  Bonds (Panduit Corp. Project)/(Commerzbank AG LOC)
  4.35%, 01/07/97                                          4,400           4,400
Oak Forest, Illinois Revenue Bonds (Homewood Pool)
  Series 1989/(FNB Chicago LOC)
  4.20%, 01/07/97                                         37,000          37,000
Rockford, Illinois Industrial Development Revenue
  Bonds (Industrial Welding Supply, Inc.
  Project)/(American National Bank & Trust Co. LOC)
  4.29%, 01/07/97                                          2,000           2,000
Upper Illinois River Valley Development Authority
  Bonds (Exolon Esk Co.)/(Chase Manhattan LOC)
  4.40%, 01/07/97                                          4,405           4,405
Wheeling, Illinois Manufacturing Refunding Revenue
  Bonds (Woodland Creek II) Series 1990/(FSA
  Insurance & Barclays Bank PLC SBPA)
  4.20%, 01/07/97                                         17,655          17,655
Yorkville, Illinois Industrial Development Revenue
  Bonds (F.E. Wheaton & Co. Project) Series
  1996/(American National Bank & Trust LOC)
  4.29%, 01/07/97                                          1,600           1,600
                                                                         -------
                                                                         411,330
                                                                         -------
INDIANA--0.36%
Crawfordsville, Indiana Industrial Development
  Revenue Bonds (National Service Industries
  Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,000           4,000
Hammond, Indiana Economic Development Revenue Bonds
  (Lear Seating Corp. Project) Series 1994/(Chase
  Manhattan Bank LOC)
  3.90%, 01/07/97                                          8,500           8,500
Indianapolis, Indiana Economic Development Authority
  Revenue Bonds (Herff-Jones, Inc. Project)/
  (Wachovia Bank LOC)
  4.40%, 01/07/97                                          4,100           4,100
                                                                         -------
                                                                          16,600
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
IOWA--0.09%
Iowa Higher Education Loan Authority Revenue Bonds
  (Adjustable Convertible Extendable Securities
  Education Loan Private College Facility)/(MBIA
  Insurance & Dai-Ichi Kangyo Bank SBPA)
  4.10%, 01/07/97                                        $ 4,100         $ 4,100
                                                                          ------
KANSAS--0.14%
Kansas City, Kansas Industrial Revenue Bonds (Owen
  Industries, Inc. Project) Series 1987/(Sanwa Bank
  LOC)
  4.40%, 01/07/97                                          1,800           1,800
Wichita, Kansas Airport Facilities Revenue Bonds
  (Flightsafety International, Inc.)/(Wachovia Bank
  LOC)
  4.25%, 01/07/97                                          3,000           3,000
Wichita, Kansas Health Facilities Authority Revenue
  Bonds (CSJ Health System) Series XXV/(Sumitomo
  Bank LOC)
  4.30%, 01/07/97                                          1,900           1,900
                                                                          ------
                                                                           6,700
                                                                          ------
KENTUCKY--1.30%
Kentucky Higher Education Student Loan Corp. Revenue
  Bonds Series 1996A/(MBIA Insurance & Landesbank
  Hessen-Thuringen Girozentrale SBPA)
  4.25%, 01/07/97                                          8,400           8,400
Lebanon, Kentucky Industrial Development Revenue
  Bonds (Wallace Computer Services, Inc.)/(Wachovia
  Bank LOC)
  4.30%, 01/07/97                                          5,000           5,000
Mason County, Kentucky Pollution Control Finance
  Authority Revenue Bonds (East Kentucky Power
  Corp.) Series 1984B-1/(N.R.U.-C.F.C. Guaranty)
  4.15%, 01/07/97                                         12,250          12,250
Mayfield, Kentucky Multi City Lease Revenue Bonds
  (League of Cities Funding Trust)/(PNC Bank LOC)
  4.30%, 01/07/97                                         18,000          18,000
Maysville, Kentucky Industrial Building Revenue
  Bonds (Green Tokai Building)/(Bank of America LOC)
  4.30%, 01/07/97                                          5,740           5,740
Murray, Kentucky Industrial Development Authority
  Revenue Bonds (Dean Foods Co.)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          6,000           6,000
Owensboro, Kentucky Limited Obligation Revenue Bonds
  (Dart Polymers, Inc. Project) Series
  1985A/(National Westminster Bank PLC LOC)
  3.85%, 01/07/97                                          1,900           1,900

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Wilson County, Kentucky Industrial Development Board
  Revenue Bonds (Perma Pipe Project)/(Harris Trust &
  Savings Bank LOC)
  4.40%, 01/01/97                                        $ 3,150        $  3,150
                                                                         -------
                                                                          60,440
                                                                         -------
LOUISIANA--3.06%
De Soto Parish, Louisiana Pollution Control
  Financing Authority Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991A/(Swiss Bank LOC)
  4.05%, 01/07/97                                            400             400
De Soto Parish, Louisiana Pollution Control
  Financing Authority Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991B/(Swiss Bank LOC)
  4.05%, 01/07/97                                         15,000          15,000
Louisiana Offshore Terminal Authority Deepwater Port
  Refunding Revenue Bonds/(Union Bank of Switzerland
  LOC)
  4.10%, 01/07/97                                         21,720          21,720
Louisiana Public Facilities Authority Hospital
  Revenue Bonds (Willis Knighton Medical
  Project)/(AMBAC Insurance & Mellon Bank SBPA)
  4.20%, 01/07/97                                         17,960          17,960
New Orleans, Louisiana Aviation Board Revenue Bonds
  (Passenger Facility Charge Projects) Series 1994/
  (Banque Paribas & Canadian Imperial Bank of
  Commerce LOC)
  4.40%, 01/07/97                                          6,300           6,300
New Orleans, Louisiana Aviation Board Revenue Bonds
  Series B/(MBIA Insurance & IBJ SBPA)
  4.10%, 01/07/97                                         72,820          72,820
Rapides Parish, Louisiana Industrial Development
  Board Pollution Control Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991/(Swiss Bank LOC)
  4.05%, 01/07/97                                          8,150           8,150
                                                                         -------
                                                                         142,350
                                                                         -------
MAINE--0.22%
Regional Waste System, Inc. Maine Solid Waste
  Resource Recovery Revenue Bonds Series
  1993M/(Midland Bank PLC LOC)
  4.15%, 01/07/97                                          4,590           4,590
Regional Waste System, Inc. Maine Solid Waste
  Resource Recovery Revenue Bonds Series
  1995O/(Midland Bank PLC LOC)
  4.15%, 01/07/97                                          5,500           5,500
                                                                         -------
                                                                          10,090
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
MARYLAND--2.28%
Baltimore, Maryland Industrial Development Authority
  Revenue Bonds (City of Baltimore Capital
  Acquisition Program) Series 1986/(Dai-Ichi Kangyo
  Bank LOC)
  4.35%, 01/07/97                                        $52,400        $ 52,400
Maryland State Health & Higher Education Facility
  Authority Pooled Revenue Bonds (Kennedy Krieger)
  Series 1993D/(FNB Maryland LOC)
  4.25%, 01/07/97                                          2,000           2,000
Maryland State Health & Higher Education Facility
  Authority Revenue Bonds (Pooled Loan Program)
  Series 1985A/(FNB Chicago LOC)
  4.20%, 01/07/97                                          9,700           9,700
Maryland State Health & Higher Education Facility
  Authority Revenue Bonds (Pooled Loan Program)
  Series 1985B/(FNB Chicago LOC)
  4.25%, 01/07/97                                         16,100          16,100
Montgomery County, Maryland Housing Opportunity
  Commission Housing Revenue Bonds (Draper Lane)
  Series 1991I/(FGIC Insurance & Barclays Bank PLC
  SBPA)
  4.20%, 01/07/97                                         16,500          16,500
Northeast Maryland Waste Disposal Authority Resource
  Recovery Revenue Bonds (Hartford County)/(AMBAC
  Insurance & Credit Local de France SBPA)
  4.00%, 01/07/97                                          9,600           9,600
                                                                         -------
                                                                         106,300
                                                                         -------
MASSACHUSETTS--0.02%
Massachusetts Health and Education Facility
  Authority Capital Assets Program Series
  1985D/(MBIA Insurance & Credit Suisse SBPA)
  4.90%, 01/07/97                                            500             500
Massachusetts State Industrial Finance Agency
  Resource Recovery Revenue Refunding Bonds (Ogden
  Haverhill Project) Series 1992A/(Union Bank of
  Switzerland LOC)
  3.90%, 01/07/97                                            500             500
                                                                         -------
                                                                           1,000
                                                                         -------
MICHIGAN--0.21%
Grand Rapids Economic Development Corporation Series
  1991-A (Amway Hotel Corp. Project)/(ABN-Amro Bank
  N.V. LOC)
  3.95%, 01/07/97                                          6,225           6,225

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Michigan State Strategic Fund Limited Obligation
  Revenue Bonds (Dean Foods Co. Project)/(Wachovia
  Bank LOC)
  4.25%, 01/07/97                                        $ 3,500         $ 3,500
                                                                          ------
                                                                           9,725
                                                                          ------
MINNESOTA--1.28%
Bloomington, Minnesota Port Authority Special Tax
  Revenue Bonds (Mall of America Project) Series
  1996B/(Credit Local de France SBPA)
  4.20%, 01/07/97                                          6,000           6,000
Bloomington, Minnesota Port Authority Tax Increment
  Revenue Refunding Bonds (Mall of America) Series
  1995A/(Credit Local de France SBPA & FSA
  Insurance)
  4.20%, 01/07/97                                         25,000          25,000
Hennepin County, Minnesota Unlimited General
  Obligation Notes Series 1996C
  4.30%, 01/07/97                                          5,750           5,750
Hennepin County, Minnesota General Obligation Bonds
  Series 1995C
  4.15%, 01/07/97                                          3,500           3,500
Minnesota Agriculture & Economic Development Revenue
  Bonds (Evangelical Lutheran Project)/(Rabobank
  Nederland N.V. LOC)
  4.20%, 01/07/97                                          5,500           5,500
St. Paul, Minnesota Housing Redevelopment Authority
  Multi Family Housing Development Bonds (Multi City
  Joint Rental Housing Program) Series 1985A/(FHLB
  Des Moines LOC)
  4.25%, 01/07/97                                         13,900          13,900
                                                                          ------
                                                                          59,650
                                                                          ------
MISSISSIPPI--0.15%
Mississippi Business Financial Corp. Industrial
  Development Revenue Bonds (Omega Motion) Series
  1996/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          6,800           6,800
                                                                          ------
MISSOURI--0.80%
Independence, Missouri Industrial Development
  Authority Revenue Bonds (Resthaven
  Project)/(Credit Local de France LOC)
  4.15%, 01/07/97                                          9,640           9,640
Mexico, Missouri Industrial Development Authority
  Revenue Bonds (ABP Midwest Manufacturing Project)
  Series 1995/(Royal Bank of Scotland LOC)
  4.30%, 01/07/97                                          7,300           7,300

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Missouri State Development Finance Board Industrial
  Development Revenue Bonds (H.R. Williams Mill
  Supply Project) Series 1995/(Union Bank of
  Switzerland LOC)
  4.30%, 01/07/97                                        $ 3,100         $ 3,100
Missouri State Health & Education Facilities
  Authority Revenue Bonds (Barnes Hospital
  Project)/(Morgan Guaranty Trust LOC)
  4.00%, 01/07/97                                          6,400           6,400
St. Charles, Missouri Industrial Development
  Authority Revenue Bonds (Land Development Co.
  Project)/(Commerce Bank of St. Louis LOC)
  3.70%, 01/07/97                                          3,850           3,850
St. Charles, Missouri Industrial Development
  Authority Revenue Refunding Bonds (Casalon
  Apartments Project)/(Citibank LOC)
  4.25%, 01/07/97                                          3,100           3,100
Washington, Missouri Industrial Development
  Authority Revenue Bonds (Pauwels Transformer
  Project)/(Generale Bank LOC)
  4.40%, 01/07/97                                          3,900           3,900
                                                                          ------
                                                                          37,290
                                                                          ------
MONTANA--0.29%
Forsyth, Montana Pollution Control Financing
  Authority Revenue Bonds (Portland General Electric
  Coal Stripping Project) Series 1983B/(Swiss Bank
  LOC)
  4.15%, 01/07/97                                          6,500           6,500
Montana State Health Facility Authority Revenue
  Bonds (Health Care Pooled Loan Program) Series
  1985A/(FGIC Insurance & Norwest Bank of Minnesota
  SBPA)
  4.20%, 01/07/97                                          6,995           6,995
                                                                          ------
                                                                          13,495
                                                                          ------
NEVADA--0.80%
Clark County, Nevada Airport Improvement Revenue
  Refunding Bonds Series 1993A/(MBIA Insurance &
  National Westminster Bank PLC LOC)(d)
  4.00%, 01/07/97                                         32,931          32,931
Nevada Housing Division Multi Family Housing Revenue
  Bonds Series 1989A/(FNMA LOC)
  4.25%, 01/07/97                                          4,100           4,100
                                                                          ------
                                                                          37,031
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
NEW HAMPSHIRE--0.17%
New Hampshire Higher Education & Health Facilities
  Authority Revenue Bonds (VHA New England, Inc.)
  Series 1985B/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                        $ 1,000         $ 1,000
New Hampshire State Housing Finance Authority Multi
  Family Housing Revenue Bonds (Fairways Project)
  Series 1994-1/(General Electric Capital Corp. LOC)
  4.20%, 01/07/97                                          7,000           7,000
                                                                          ------
                                                                           8,000
                                                                          ------
NEW JERSEY--0.13%
New Jersey State Turnpike Authority Revenue Bonds
  Series 1991D/(FGIC Insurance & Societe Generale
  SBPA)
  3.75%, 01/07/97                                          6,000           6,000
                                                                          ------
NEW MEXICO--0.44%
Albuquerque, New Mexico Airport Revenue Bonds
  Subordinated Lien Series 1996A/(Bayerische
  Landesbank Girozentrale LOC)
  4.10%, 01/07/97                                          4,500           4,500
Albuquerque, New Mexico Gross Receipts Lodgers Tax
  Adjustable Rate Tender Revenue Bonds Series 1994/
  (Canadian Imperial Bank of Commerce LOC)
  4.10%, 01/07/97                                            700             700
Belen, New Mexico Industrial Development Revenue
  Bonds (Solo Cup, Inc. Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          3,250           3,250
New Mexico State Highway Commercial Revenue
  Subordinate Lien Bonds Series 1996/(Canadian
  Imperial Bank of Commerce LOC)
  3.70%, 01/07/97                                         12,000          12,000
                                                                          ------
                                                                          20,450
                                                                          ------
NEW YORK--1.64%
Nassau County, New York Industrial Development
  Agency Civic Facilities Revenue Bonds (Cold Spring
  Harbor Laboratory Project)/(Morgan Guaranty Trust
  LOC)
  4.90%, 01/01/97                                          4,100           4,100
New York City, New York General Obligation Bonds
  Series 1993 Subseries A-5/(Kredietbank LOC)
  5.00%, 01/01/97                                          2,115           2,115
New York City, New York General Obligation Bonds
  Series 1993 Subseries A-8/(Morgan Guaranty Trust
  LOC)
  5.00%, 01/01/97                                             15              15

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New York City, New York General Obligation Bonds
  Series 1994 Subseries A-9/(Morgan Guaranty Trust
  LOC)
  4.05%, 01/07/97                                         $2,310          $2,310
New York City, New York General Obligation Bonds
  Series 1994 Subseries B-2/(Bank Austria AG SBPA &
  MBIA Insurance)
  5.00%, 01/01/97                                            400             400
New York City, New York General Obligation Bonds
  Series 1995 Subseries B-10/(Union Bank of
  Switzerland LOC)
  4.05%, 01/07/97                                          3,900           3,900
New York City, New York General Obligation Bonds
  Series 1995 Subseries B-8/(Bayerishe Landesbank
  Girozentrale LOC)
  4.05%, 01/07/97                                          2,700           2,700
New York City, New York Housing Development Corp.
  Multi Family Housing Mortgage Revenue Bonds
  (Tribeca Towers Project) Series 1994a/(FNMA
  Collateral Investment Agreement)
  4.05%, 01/07/97                                          4,800           4,800
New York City, New York Housing Development Corp.
  Special Obligation Revenue Bonds (East 96th Street
  Project) Series 1990A/(Bank of Tokyo-Mitsubishi
  LOC)
  4.00%, 01/07/97                                          9,200           9,200
New York State Dormitory Authority Revenue Bonds
  (Masonic Hall Asylum)/(AMBAC Insurance & Credit
  Local de France LOC)
  3.80%, 01/07/97                                          1,700           1,700
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project)/(Toronto-Dominion
  Bank LOC)
  4.00%, 01/07/97                                            500             500
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1993A/
  (Toronto-Dominion Bank LOC)
  4.05%, 01/07/97                                            100             100
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1994A/(Union
  Bank of Switzerland LOC)
  4.00%, 01/07/97                                          3,000           3,000
New York State Energy Research & Development
  Authority Pollution Control Refunding Revenue
  Bonds (Orange & Rockland Utilities, Inc. Project)
  Series 1994A/(Societe Generale SBPA & FGIC
  Insurance)
  3.80%, 01/07/97                                          2,100           2,100

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Niagara Mohawk Power Project) Series 1985A/
  (Toronto-Dominion Bank LOC)
  4.70%, 01/01/97                                        $   100         $   100
New York State Job Development Authority Special
  Purpose Bonds Series A-1 Thru A-25/(State of New
  York Guaranty & Sumitomo Bank LOC)
  5.00%, 01/01/97                                            700             700
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1993A/(Credit Suisse & Union
  Bank of Switzerland LOC)
  3.75%, 01/07/97                                          3,000           3,000
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1994B/(Credit Suisse LOC)
  4.00%, 01/07/97                                         15,100          15,100
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995F/(Toronto-Dominion Bank
  LOC)
  4.00%, 01/07/97                                          7,300           7,300
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995G/(National Westminster
  Bank PLC LOC)
  3.85%, 01/07/97                                          4,300           4,300
Triborough Bridge & Tunnel Authority, New York
  Special Obligation Bridge Revenue Bonds Series
  1994/(FGIC SPA & FGIC Insurance)
  4.00%, 01/07/97                                          6,400           6,400
Yonkers, New York Industrial Development Authority
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project)/(AMBAC Insurance & Credit Local
  de France SBPA)
  3.90%, 01/07/97                                          2,500           2,500
                                                                          ------
                                                                          76,340
                                                                          ------
NORTH CAROLINA--1.76%
North Carolina Medical Care Community Hospital
  Revenue Bonds (Moses H. Cone Memorial Hospital
  Project)
  4.15%, 01/07/97                                         23,000          23,000
North Carolina Medical Care Community Hospital
  Revenue Bonds (Pooled Equipment Finance Project)/
  (MBIA Insurance & Banque Paribas SBPA)
  3.35%, 01/07/97                                            600             600
Wake County, North Carolina Industrial Facility &
  Pollution Control Financing Authority Revenue
  Bonds (Carolina Power & Light) Series
  1985B/(Sumitomo Bank LOC)
  4.20%, 01/07/97                                          2,900           2,900

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Wake County, North Carolina Industrial Facility &
  Pollution Control Financing Authority Revenue
  Bonds (Carolina Power & Light) Series 1985C/
  (Sumitomo Bank LOC)
  4.20%, 01/07/97                                        $55,050         $55,050
Wake County, North Carolina Pollution Control
  Revenue Bonds (Carolina Power & Light)/(Sumitomo
  Bank LOC)
  5.05%, 01/01/97                                            400             400
                                                                          ------
                                                                          81,950
                                                                          ------
NORTH DAKOTA--0.43%
Mercer County, North Dakota National Rural Utility
  Pollution Control Revenue Bonds (Basin Electric
  Power Cooperative Antelope Project) Series 1984C/
  (N.R.U.-C.F.C. Guaranty)
  4.15%, 01/07/97                                          8,010           8,010
Richland County, North Dakota Industrial Development
  Revenue Bonds (Minn-Dak Farmers Co-Op) Series
  1986B/(Norwest Bank LOC)
  4.40%, 01/07/97                                          1,000           1,000
Richland County, North Dakota Solid Waste Disposal
  Revenue Bonds (Minn-Dak Farmers Co-Op) Series
  1996A/(Norwest Bank LOC)
  4.40%, 01/07/97                                         11,000          11,000
                                                                          ------
                                                                          20,010
                                                                          ------
OHIO--0.56%
Columbus, Ohio Electric System Revenue Bonds Series
  1984/(Union Bank of Switzerland LOC)
  3.35%, 01/07/97                                          6,580           6,580
Columbus, Ohio General Obligation Bonds Series
  1995-1/(Westdeutsche Landesbank SBPA)
  4.00%, 01/07/97                                         14,800          14,800
Ohio Air Quality Development Authority Revenue Bonds
  (JMG Funding, LP) Series 1994A/(Societe Generale
  LOC)
  4.15%, 01/07/97                                          2,900           2,900
Ohio Housing Finance Agency Multi-Family Housing
  Revenue Bonds (Kenwood Congregate Retirement
  Community) Series 1985/(Morgan Guaranty Trust LOC)
  3.50%, 01/07/97                                          2,000           2,000
                                                                          ------
                                                                          26,280
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
OKLAHOMA--0.66%
Muldrow, Oklahoma Public Works Authority Industrial
  Development Revenue Bonds (Oklahoma Foods
  Project)/(Rabobank Nederland N.V. LOC)
  4.20%, 01/07/97                                        $ 6,300         $ 6,300
Oklahoma City, Oklahoma Industrial & Cultural
  Facilities Revenue Bonds (Oklahoma Christian
  College)/(Sumitomo Bank LOC)
  4.38%, 01/02/97                                          9,000           9,000
Oklahoma Development Financing Authority Revenue
  Bonds (Shawnee Funding Ltd)/(Bank of Nova Scotia
  LOC)
  4.25%, 01/07/97                                          4,000           4,000
Oklahoma State Student Loan Authority Student Loan
  Revenue Bonds Series 1996A/(SLMA LOC)
  4.15%, 01/01/97                                         10,000          10,000
Tulsa, Oklahoma Industrial Development Authority
  Revenue Bonds (Hillcrest Medical Center) Series
  1988/(Bank of Tokyo-Mitsubishi LOC)
  4.15%, 01/07/97                                            670             670
Tulsa, Oklahoma Industrial Development Authority
  Revenue Bonds (Thomas & Betts Project) Series
  1991/(Wachovia Bank LOC)
  4.25%, 01/07/97                                            700             700
                                                                          ------
                                                                          30,670
                                                                          ------
OREGON--1.13%
Medford, Oregon Hospital Facility Authority Revenue
  Bonds (Rogue Valley Manor Project) Series 1985/
  (Banque Paribas LOC)
  4.45%, 01/07/97                                          7,700           7,700
Oregon State Economic Development Commission
  Economic & Industrial Development Revenue Bonds/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,100           4,100
Oregon State General Obligation Notes Series 1973F/
  (Bank of Tokyo-Mitsubishi LOC)
  4.00%, 01/07/97                                         11,185          11,185
Oregon State General Obligation Notes Series 1973H/
  (Bank of Tokyo-Mitsubishi LOC)
  4.00%, 01/07/97                                         24,700          24,700

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Port of Portland, Oregon Industrial Development
  Revenue Bonds (Schnitzer Steel Project)/(Comerica
  Bank LOC)
  3.15%, 01/07/97                                         $5,000          $5,000
                                                                          ------
                                                                          52,685
                                                                          ------
PENNSYLVANIA--2.39%
Emmaus, Pennsylvania General Authority Revenue Bonds
  (FSA Insurance & Credit Suisse SBPA)
  5.00%, 01/07/97                                         40,000          40,000
Montgomery County, Pennsylvania Industrial
  Development Authority Revenue Bonds (Seton Medical
  Supply Co. Project)/(Banque Paribas LOC)
  3.50%, 01/07/97                                          5,500           5,500
Pennsylvania Energy Development Authority Revenue
  Bonds (B & W Ebensberg Project) Series 1986/(Swiss
  Bank LOC)
  4.10%, 01/07/97                                          2,050           2,050
Pennsylvania Higher Education Assistance Student
  Loan Adjustable Rate Tender Revenue Bonds/(SLMA
  LOC)
  4.25%, 01/07/97                                          8,500           8,500
Quakertown, Pennsylvania Hospital Authority Revenue
  Bonds (Hospital Pooled Financing Group) Series
  1985/(PNC Bank LOC)
  4.15%, 01/07/97                                         15,000          15,000
Quakertown, Pennsylvania General Authority Revenue
  Pooled Bonds Financing Program Series 1996A/(PNC
  Bank LOC)
  3.15%, 01/07/97                                         17,200          17,200
Sayre, Pennsylvania Health Care Facilities Authority
  Revenue Bonds (VHA Capital Finance Revenue) Series
  1985B/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          6,700           6,700
Sayre, Pennsylvania Health Care Facilities Authority
  Revenue Bonds (VHA Capital Finance Revenue) Series
  1985F/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          4,100           4,100
Washington County, Pennsylvania Higher Education
  Authority Revenue Bonds (Pooled Equipment Lease)/
  (Sanwa Bank LOC)
  4.15%, 01/07/97                                         12,100          12,100
                                                                         -------
                                                                         111,150
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
RHODE ISLAND--0.04%
Rhode Island Student Loan Authority Higher Education
  Revenue Bonds Series 1995-1/(National Westminster
  Bank PLC LOC)
  4.15%, 01/07/97                                        $ 2,000         $ 2,000
                                                                          ------
SOUTH CAROLINA--0.62%
Dorchester County, South Carolina Pollution Control
  Revenue Bonds (BOC Group Inc.)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          2,000           2,000
Greenville County, South Carolina Industrial
  Development Revenue Bonds (Quality Thermoforming
  Project)/(South Carolina National Bank LOC)
  4.25%, 01/07/97                                          1,100           1,100
South Carolina Economic Development Authority
  Hospital Facility Revenue Bonds (Sanders Brothers
  Construction)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          3,500           3,500
South Carolina Jobs Economic Development Authority
  Economic Development Revenue Bonds (Electric City
  Printing Project)/(Wachovia Bank of North Carolina
  LOC)
  4.25%, 01/07/97                                          3,200           3,200
South Carolina Jobs Economic Development Authority
  Hospital Facilities Revenue Bonds (Baptist Health
  Care System)/(Credit Local de France LOC)
  4.00%, 01/07/97                                         10,600          10,600
South Carolina Jobs Economic Development Authority
  Industrial Development Revenue Bonds (Ado Corp.
  Project)/(South Carolina National Bank LOC)
  4.25%, 01/07/97                                            400             400
South Carolina State Port Authority Revenue Bonds
  (Junior Lien)/(South Carolina National Bank Line
  of Credit)
  4.20%, 01/07/97                                          3,300           3,300
Spartanburg County, South Carolina Industrial
  Development Authority Revenue Bonds (Bemis, Inc.)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,750           4,750
                                                                          ------
                                                                          28,850
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
SOUTH DAKOTA--0.34%
South Dakota State Health & Education Facilities
  Authority Revenue Bonds (McKenna Hospital) Series
  1994/(Banque Paribas SBPA & MBIA Insurance)
  4.20%, 01/07/97
                                                         $16,000         $16,000
                                                                          ------
TENNESSEE--2.36%
Chattanooga, Tennessee Health Education & Housing
  Facility Board Revenue Bonds (Baylor School
  Project)/(Sun Bank LOC)
  4.15%, 01/07/97                                          1,700           1,700
Metropolitan Nashville & Davidson County, Tennessee
  Health & Education Facility Board Revenue Bonds
  Series A/(FGIC Insurance & Barclays Bank PLC Line
  of Credit)
  4.15%, 01/07/97                                          1,200           1,200
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Multi Family Housing
  Revenue Bonds (Arbor Crest Apartments) Series
  1985B/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,000           4,000
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Multi Family Housing
  Revenue Bonds (Arbor Knoll Apartments) Series
  1985A/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          1,000           1,000
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Multi Family Housing
  Revenue Bonds (Western Hills Apartments)/
  (Sumitomo Bank LOC)
  4.50%, 01/07/97                                          7,035           7,035
Montgomery County, Tennessee Public Building
  Authority Pooled Financing Revenue County Loans/
  (NationsBank LOC)
  4.30%, 01/07/97                                         25,000          25,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1995C-1/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          4,000           4,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1995C-2/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          4,600           4,600

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1995E-3/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                        $ 3,000        $  3,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996A-2/(AMBAC Insurance & Kredeitbank SBPA)
  4.15%, 01/07/97                                          7,000           7,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996C-3/(AMBAC Insurance & Kredietbank SBPA)(d)
  4.15%, 01/07/97                                         10,000          10,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996D-1/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          3,430           3,430
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996E-1/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          7,150           7,150
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996E-4/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          3,000           3,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996E-5/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          1,750           1,750
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996F-1/(AMBAC Insurance & Kredietbank SBPA)(d)
  4.15%, 01/07/97                                          9,000           9,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996F-2/(AMBAC Insurance & Kredietbank SBPA)(d)
  4.15%, 01/07/97                                          9,000           9,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996G/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          7,000           7,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  II-C/(AMBAC Insurance & Kredietbank SBPA)
  3.00%, 01/07/97                                          1,100           1,100
                                                                         -------
                                                                         109,965
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
TEXAS -- 4.97%
Amarillo, Texas Health Facilities Corp. Hospital
  Revenue Bonds (High Plains Baptist Hospital)
  Series 1985/(Banque Paribas LOC)
  4.35%, 01/07/97                                        $ 9,300         $ 9,300
Bexar County, Texas Health Facilities Development
  Corp. Revenue Bonds (Chandler Memorial Home
  Project) Series 1995/(Banc One LOC)
  4.20%, 01/07/97                                          5,170           5,170
Capital, Texas Industrial Development Corp. Revenue
  Bonds (National Service Industries Project)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,950           4,950
Central Waco, Texas Development Corp. Industrial
  Development Revenue Bonds (H.E. Butt Grocery)/
  (Texas Commerce Bank LOC)
  4.15%, 01/07/97                                          3,330           3,330
Collin County, Texas Housing Finance Corp. Multi
  Family Housing Revenue Bonds (Huntington
  Apts.)/(Fleet Bank, N.A. LOC)
  4.26%, 01/07/97                                          6,150           6,150
Euless, Texas Industrial Development Authority
  Revenue Bonds (Ferguson Enterprises, Inc.)/
  (Wachovia Bank LOC)
  4.25%, 01/07/97                                          4,850           4,850
Hays, Texas Memorial Health Facilities Development
  Corp. Hospital Revenue Bonds (Central Texas
  Medical Center Project) Series 1990A/(Swiss Bank
  LOC)
  4.20%, 01/07/97                                          8,800           8,800
Hays, Texas Memorial Health Facilities Development
  Corp. Hospital Revenue Bonds (Central Texas
  Medical Center Project) Series 1990B/(Swiss Bank
  LOC)
  4.20%, 01/07/97                                         15,800          15,800
Lavaca-Navidad River Authority, Texas Water Supply
  System Contract Revenue Bonds (Formosa Plastics
  Corp. Project)/(Canadian Imperial Bank of Commerce
  LOC)
  4.30%, 01/07/97                                         13,900          13,900
Lower Neches Valley Authority, Texas Industrial
  Development Corp. Pollution Control Revenue Bonds
  (Mobil Corp. Neches River Treatment Project)
  Series 1994
  4.15%, 01/07/97                                         12,000          12,000
Midlothian, Texas Industrial Development Corp.
  Pollution Control Revenue Bonds (Box-Crow Co.
  Project)/(Union Bank of Switzerland LOC)
  4.50%, 01/07/97                                          1,400           1,400

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
North Texas Higher Education Authority Inc. Texas
  Student Loan Revenue Bonds Series 1987/(Credit
  Communal de Belgique LOC)
  4.10%, 01/07/97                                        $20,000         $20,000
North Texas Higher Education Authority Inc. Texas
  Student Loan Revenue Refunding Bonds Series 1996B/
  (AMBAC Insurance & SLMA SBPA)
  4.25%, 01/07/97                                          4,000           4,000
North Texas Higher Education Authority Inc. Texas
  Student Loan Revenue Refunding Bonds Series 1996D/
  (AMBAC Insurance & SLMA SBPA)
  4.25%, 01/07/97                                          4,000           4,000
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series 1992A/
  (SLMA LOC)
  4.10%, 01/07/97                                          9,800           9,800
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series 1993A/
  (SLMA LOC)
  4.10%, 01/07/97                                          4,500           4,500
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series 1995A/
  (SLMA LOC)
  4.10%, 01/07/97                                          5,000           5,000
Port Authority of Corpus Christi, Texas Neuces
  County Marine Terminal Revenue Bonds (Reynolds
  Metals Co.)/(Barclays Bank PLC LOC)
  4.60%, 01/07/97                                          3,100           3,100
Robertson County, Texas Industrial Development Corp.
  Industrial Development Revenue Bonds (Sanderson
  Farms Project) Series 1995/(Harris Trust & Savings
  Bank LOC)
  4.30%, 01/07/97                                          4,300           4,300
Silsbee, Texas Health Facilities Development Revenue
  Bonds (Silsbee Doctor's Hospital)/(Citibank LOC)
  4.25%, 01/07/97                                          2,500           2,500
Texas Health Facilities Development Corp. Adjustable
  Convertible Extendable Securities Revenue Bonds
  (North Texas Pooled Health) Series 1985B/(Banque
  Paribas LOC)
  4.35%, 01/07/97                                         19,900          19,900
Texas Small Business Industrial Development Corp.
  Industrial Development Revenue Bonds (Texas Public
  Facility Capital Access)/(Credit Suisse & National
  Westminster Bank PLC LOC)
  4.15%, 01/07/97                                         41,795          41,795

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Texas State Revenue Refunding Bonds (Veterans
  Housing Assistance Fund) Series 1995
  4.00%, 01/07/97                                        $23,600        $ 23,600
Trinity River Authority, Texas Pollution Control
  Revenue Bonds (Lafarge Corp. Project)/(Banque
  Nationale de Paris LOC)
  4.20%, 01/07/97                                          3,100           3,100
                                                                         -------
                                                                         231,245
                                                                         -------
VERMONT--0.09%
Vermont Education & Health Buildings Financing
  Agency Revenue Bonds (VHA New England) Series
  1985G/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          4,240           4,240
                                                                         -------
VIRGINIA--0.28%
King George County, Virginia Industrial Development
  Authority Solid Waste Disposal Facility (Garnet of
  Virginia Project) Series 1996/(Morgan Guaranty
  Trust LOC)
  4.20%, 01/07/97                                          3,700           3,700
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series 1985A/
  (AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                            500             500
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series 1985B/
  (AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                            400             400
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series 1985C/
  (AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                            600             600
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series 1985F/
  (AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                          5,600           5,600
Virginia Small Business Finance Authority Industrial
  Development Revenue Bonds (Dong Sung America)/
  (First Union National Bank of North Carolina LOC)
  4.10%, 01/07/97                                          2,380           2,380
                                                                         -------
                                                                          13,180
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
WASHINGTON--1.08%
Pierce County, Washington Economic Development Bonds
  (McFarland Cascade Project)/(U.S. Bank of
  Washington LOC)
  4.60%, 01/07/97                                        $ 2,000         $ 2,000
Port of Kalama,Washington Public Corp. Port Facility
  Revenue (Con Agra, Inc. Project)/(Morgan Guaranty
  Trust LOC)
  4.00%, 01/07/97                                          6,100           6,100
Snohomish County, Washington Public Utilities
  District #1 Electric Revenue Bonds (Generation
  Systems)/(MBIA Insurance & IBJ SBPA)
  4.00%, 01/07/97                                         20,000          20,000
Spokane County, Washington Industrial Development
  Corp. Revenue Bonds (Metal Sales Manufacturing
  Corp.)/(Star Bank LOC)
  4.30%, 01/07/97                                          3,150           3,150
Washington State Health Care Facilities Authority
  Revenue Refunding Bonds (Sisters of St. Joseph of
  Peace) Series 1993/(MBIA Insurance & U.S. Bank of
  Washington SBPA)
  4.15%, 01/07/97                                         12,600          12,600
Washington State Housing Finance Commission Multi
  Family Mortgage Revenue Bonds (Canyon Lake II
  Project) Series 1993A/(U.S. Bank of Washington
  LOC)
  4.20%, 01/07/97                                          4,565           4,565
Washington State Housing Finance Commission Multi
  Family Mortgage Revenue Bonds (Canyon Lake II
  Project) Series 1994/(U.S. Bank of Washington LOC)
  5.00%, 01/01/97                                            735             735
Washington State Housing Finance Commission
  Non-Profit Housing Revenue Bonds (Snohomish YMCA)/
  (U.S. Bank of Washington LOC)
  4.75%, 01/01/97                                          1,000           1,000
                                                                          ------
                                                                          50,150
                                                                          ------
WEST VIRGINIA--0.05%
West Virginia State Hospital Finance Authority
  Hospital Revenue Bonds (St. Joseph's Hospital
  Project) Series 1987/(Bank of Tokyo-Mitsubishi
  LOC)
  4.15%, 01/07/97                                          2,100           2,100
                                                                          ------
WISCONSIN--0.66%
Chilton, Wisconsin Industrial Development Revenue
  Bonds (Kaytee Products Inc. Project) Series
  1995/(Bank One Milwaukee LOC)
  4.30%, 01/07/97                                          1,675           1,675

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Fairwater, Wisconsin Industrial Development Revenue
  Bonds (Dean Foods Co. Project) Series 1990/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                        $ 1,450       $   1,450
Lac Du Flambeau Band of Lake Superior, Wisconsin
  Special Obligation Revenue Bonds (Simpson Electric
  Co. Project) Series 1985/(Barclays Bank PLC LOC)
  4.15%, 01/07/97                                          6,100           6,100
Milwaukee, Wisconsin Redevelopment Authority
  Industrial Development Revenue Bonds (Field
  Container Corp. LP) Series 1994/(Northern Trust
  LOC)
  4.40%, 01/07/97                                          5,000           5,000
Prentice, Wisconsin Industrial Development Refunding
  Revenue Bonds (Blount, Inc.) Series 1992/(Morgan
  Guaranty Trust LOC)
  4.15%, 01/07/97                                          2,025           2,025
Sheboygan, Wisconsin Pollution Control Financing
  Authority Revenue Bonds (Wisconsin Power & Light
  Co.)
  4.60%, 01/07/97                                          1,000           1,000
Wisconsin State Health & Education Facilities
  Authority Revenue Bonds (Sinai Samaritan) Series
  1994A/(Marshall & Ilsley Bank LOC)
  4.20%, 01/07/97                                         13,415          13,415
                                                                       ---------
                                                                          30,665
                                                                       ---------
WYOMING--0.01%
Lincoln County, Wyoming Pollution Control Financing
  Authority Revenue Bonds (Exxon Corp. Project)
  Series 1987B
  5.10%, 01/01/97                                            500             500
                                                                       ---------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,792,885)                                                    2,792,886
                                                                       ---------
TAX-EXEMPT COMMERCIAL PAPER--14.74%(b)
ARIZONA--1.60%
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985B
  3.70%, 01/16/97                                          5,600           5,600
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985C
  3.70%, 01/16/97                                          4,500           4,500
  3.60%, 02/18/97                                          4,000           4,000
  3.50%, 04/07/97                                         11,750          11,750

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985D
  3.45%, 02/20/97                                        $ 7,550         $ 7,550
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985E
  3.45%, 02/20/97                                         12,030          12,030
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985G
  3.70%, 01/16/97                                          4,000           4,000
  3.50%, 04/07/97                                          6,100           6,100
Salt River Project, Arizona Agricultural Improvement
  Program Commercial Paper/(Multiple Credit
  Enhancements)
  3.45%, 02/20/97                                          7,000           7,000
  3.45%, 03/06/97                                         12,050          12,050
                                                                          ------
                                                                          74,580
                                                                          ------
CALIFORNIA--0.28%
Orange County, California Local Transportation
  Authority Sales Tax Revenue Commercial Paper/
  (IBJ/LOC)
  3.60%, 01/10/97                                         13,200          13,200
                                                                          ------
COLORADO--1.00%
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1990/(Sanwa Bank LOC)
  3.80%, 01/08/97                                          3,000           3,000
  3.80%, 01/08/97                                          7,520           7,520
Platte River Power Authority, Colorado Adjustable
  Tender Electric Revenue Subordinate Lien
  Commercial Paper Bonds Series S-1/(Morgan Guaranty
  Trust SBPA)
  3.70%, 02/10/97                                         17,400          17,400
  3.55%, 03/06/97                                          3,000           3,000
  3.50%, 04/07/97                                         15,500          15,500
                                                                          ------
                                                                          46,420
                                                                          ------
GEORGIA--1.28%
Burke County, Georgia Development Authority
  Pollution Control Revenue Bonds (Oglethorpe Power
  Project) Series A/(Credit Suisse LOC)
  3.65%, 01/14/97                                         21,000          21,000
  3.70%, 01/16/97                                         14,400          14,400
  3.50%, 03/05/97                                         12,100          12,100
  3.55%, 03/06/97                                         11,850          11,850
                                                                          ------
                                                                          59,350
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
KANSAS--0.15%
Burlington, Kansas Pollution Control Revenue Bonds
  (Kansas Power & Light Co. Project) Series 1987A/
  (Toronto-Dominion Bank LOC)
  3.50%, 04/07/97                                       $  1,800        $  1,800
Burlington, Kansas Pollution Control Revenue Bonds
  (Kansas Power & Light Co. Project) Series 1987B/
  (Deutsche Bank LOC)
  3.70%, 01/16/97                                          1,200           1,200
  3.70%, 02/10/97                                          2,200           2,200
  3.55%, 03/06/97                                          2,000           2,000
                                                                         -------
                                                                           7,200
                                                                         -------
KENTUCKY--0.05%
Pendleton County, Kentucky Multi County Lease
  Revenue Bonds (Kentucky Association of Counties
  Lease Program) Series 1989/(Commonwealth Bank of
  Australia LOC)
  3.50%, 03/05/97                                          2,300           2,300
                                                                         -------
LOUISIANA--2.02%
Louisiana State Adjustable Tender General Obligation
  Refunding Bonds Series 1991A/(Credit Local de
  France LOC)
  3.70%, 01/16/97                                          4,690           4,690
  3.70%, 02/10/97                                         13,950          13,950
  3.50%, 04/07/97                                          4,275           4,275
Louisiana State Pollution Control Revenue Refunding
  Bonds (St. James Parish/Texaco Project) Series
  1988B
  3.50%, 01/09/97                                         70,930          70,930
                                                                         -------
                                                                          93,845
                                                                         -------
MICHIGAN--2.36%
Michigan State Building Authority Commercial Paper
  Note Series 1/(Canadian Imperial Bank of Commerce
  LOC)
  3.50%, 05/01/97                                        110,000         110,000
                                                                         -------
MINNESOTA--0.61%
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1988E/(Credit Suisse SBPA)
  3.70%, 01/16/97                                          7,300           7,300
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1988F/(Credit Suisse SBPA)
  3.70%, 01/16/97                                          2,100           2,100
  3.60%, 01/16/97                                            800             800
  3.50%, 04/07/97                                          3,700           3,700

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1992A
  3.50%, 04/07/97                                        $ 1,000         $ 1,000
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1992B
  3.70%, 01/16/97                                          2,100           2,100
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1992C
  3.70%, 01/16/97                                          4,300           4,300
  3.55%, 03/06/97                                          7,200           7,200
                                                                          ------
                                                                          28,500
                                                                          ------
NEW YORK--0.06%
New York State Power Authority Tax-Exempt Commercial
  Paper Program
  3.40%, 02/26/97                                          3,000           3,000
                                                                          ------
NORTH CAROLINA--1.84%
North Carolina Eastern Municipal Power Agency Power
  System Revenue Bonds/(Canadian Imperial Bank of
  Commerce LOC)
  3.50%, 02/10/97                                         40,000          40,000
North Carolina Eastern Municipal Power Agency Power
  System Revenue Bonds Series B/(Morgan Guaranty
  Trust & Union Bank of Switzerland LOC)
  3.55%, 02/18/97                                         45,435          45,435
                                                                          ------
                                                                          85,435
                                                                          ------
OHIO--0.18%
Ohio State Water Development Authority Pollution
  Control Facilities Revenue Bonds (Cleveland
  Illuminating Project)/(FGIC Insurance)
  3.50%, 03/05/97                                          8,400           8,400
                                                                          ------
TEXAS--3.06%
Austin, Travis, & Williams Counties, Texas Utility
  Systems Tax-Exempt Commercial Paper Notes Series
  1993A/(Morgan Guaranty Trust LOC)
  3.60%, 01/15/97                                         15,000          15,000
Houston, Texas Water & Sewer Commercial Paper Notes
  Series A/(Swiss Bank & West Deutsche Landesbank
  Revolving Credit Agreement)
  3.55%, 02/13/97                                         20,000          20,000
  3.50%, 03/06/97                                         30,000          30,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Lower Colorado River Authority Tax-Exempt Commercial
  Paper Series D/(Morgan Guaranty Trust Revolving
  Credit Agreement)
  3.45%, 02/27/97                                        $10,000        $ 10,000
  3.45%, 03/12/97                                         11,600          11,600
Texas Municipal Power Agency Commercial Paper
  Notes/(Multiple Credit Enhancements)
  3.50%, 01/31/97                                         49,025          49,025
  3.45%, 02/20/97                                          6,075           6,075
                                                                         -------
                                                                         141,700
                                                                         -------
VIRGINIA--0.21%
Chesterfield County, Virginia Pollution Control
  Revenue Bonds Series 1987B (Virginia Electric
  Power Co.)
  3.45%, 02/20/97                                          5,000           5,000
Louisa, Virginia Industrial Development Authority
  Pollution Control Revenue Bonds
  3.45%, 02/20/97                                          5,000           5,000
                                                                         -------
                                                                          10,000
                                                                         -------
WYOMING--0.04%
Gillette County, Wyoming Pollution Control Revenue
  Bonds (PacifiCorp Project)/(Deutsche Bank LOC)
  3.55%, 02/07/97                                          1,800           1,800
                                                                         -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER                                        685,730
  (Cost $685,730)                                                        -------

TAX  AND REVENUE ANTICIPATION NOTES--6.87%(b)
CALIFORNIA--3.57%
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes Series
  1996-97/(Multiple Credit Enhancements)
  3.85%, 07/02/97                                         77,455          77,790
Cupertino, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          6,500           6,518
Fresno, California Tax & Revenue Anticipation Notes
  Series 1996-97
  3.94%, 08/14/97                                         17,000          17,056
Los Angeles County, California Unified School
  District Tax & Revenue Anticipation Notes Series
  1996-97
  3.84%, 06/30/97                                          1,500           1,505

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Los Angeles, California Tax & Revenue Anticipation
  Notes Series 1996-97
  3.92%, 06/19/97                                        $ 4,000        $  4,010
  3.90%, 06/19/97                                         10,000          10,027
  3.90%, 06/19/97                                         10,000          10,027
  3.87%, 06/19/97                                          7,000           7,020
  3.83%, 06/19/97                                         10,000          10,030
Martinez, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          3,300           3,309
Mountain View/Los Altos, California Unified High
  School District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.80%, 07/02/97                                          2,500           2,508
Mountain View, California School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/02/97                                          2,000           2,007
San Francisco, California City & County Unified
  School District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.98%, 07/24/97                                          5,000           5,014
San Lorenzo, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          4,800           4,813
Sunnyvale, California Elementary School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          4,500           4,515
                                                                         -------
                                                                         166,149
                                                                         -------
KANSAS--0.33%
Topeka, Kansas Temporary Notes Series 1996-1997B
  3.87%, 07/02/97                                         13,810          13,851
Wichita, Kansas Temporary Notes Series 1996B
  3.85%, 11/20/97                                          1,325           1,330
                                                                         -------
                                                                          15,181
                                                                         -------
PENNSYLVANIA--0.10%
Berks County, Pennsylvania Tax & Revenue
  Anticipation Notes Series 1997A/(Mellon Bank LOC)
  3.65%, 12/31/97                                          4,600           4,632
                                                                         -------
PUERTO RICO -- 1.08%
Puerto Rico Commonwealth Tax & Revenue Anticipation
  Notes Series 1996A
  3.43%, 07/30/97                                         50,000          50,161
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
TEXAS--1.79%
Texas State Tax & Revenue Anticipation Notes Series
  1996-97
  3.92%, 08/29/97                                        $17,180        $ 17,270
  3.91%, 08/29/97                                         60,000          60,318
  3.80%, 08/29/97                                          5,800           5,834
                                                                         -------
                                                                          83,422
                                                                         -------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
  (Cost $319,545)                                                         319,545
                                                                         -------
MANDATORY PUT BONDS--5.91%(b)
CALIFORNIA--0.40%
California Higher Education Loan Authority Student
  Loan Revenue Bonds Series 1987A/(National
  Westminster Bank PLC LOC)
  3.95%, 07/01/97                                          2,500           2,500
California Higher Education Loan Authority Student
  Loan Revenue Bonds Series 1987B/(SLMA LOC)
  3.95%, 07/01/97                                          5,000           5,000
California Higher Education Loan Authority Student
  Loan Revenue Bonds Series 1995E-5/(SLMA LOC)
  3.75%, 06/01/97                                         11,000          11,000
                                                                         -------
                                                                          18,500
                                                                         -------
FLORIDA--0.08%
Orange County, Florida Industrial Development
  Authority Revenue Bonds (General Accident
  Insurance Co. of America Project)
  3.64%, 06/01/97                                          3,500           3,500
                                                                         -------
ILLINOIS--1.10%
Chicago, Illinois General Obligation Tender Notes
  Series 1996/(Landesbank Hessen-Thuringen
  Girozentrale LOC)
  3.10%, 02/04/97                                         51,000          51,000
                                                                         -------
KENTUCKY--0.05%
Calvert City, Kentucky Industrial Development
  Revenue Refunding Bonds (SKW Alloys Lease Rent)
  Series 87/(Bayerische Vereinsbank LOC)
  3.90%, 04/01/97                                          2,235           2,235
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
SOUTH DAKOTA--0.49%
South Dakota Housing Development Authority Home
  Ownership Mortgage Series 1996E
  3.75%, 11/13/97                                        $23,000        $ 23,000
                                                                         -------
TENNESSEE--0.10%
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Board Revenue Bonds
  (General Accident Insurance) Series 1986
  3.75%, 05/01/97                                          4,700           4,700
                                                                         -------
TEXAS--3.27%
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992A/(SLMA LOC)
  4.05%, 09/01/97                                         17,000          17,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992B-1/(SLMA
  LOC)
  4.05%, 07/01/97                                         14,000          14,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992B-2/(SLMA
  LOC)
  4.15%, 09/01/97                                          6,000           6,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993A/(SLMA LOC)
  3.85%, 05/01/97                                         48,150          48,150
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B-2/(SLMA
  LOC)
  3.85%, 06/01/97                                          6,500           6,500
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B-3/(SLMA
  LOC)
  3.70%, 04/01/07                                         11,000          11,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B-6/(SLMA
  LOC)
  3.85%, 05/01/97                                         40,000          40,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1995B/(SLMA LOC)
  4.05%, 07/01/97                                         10,000          10,000
                                                                         -------
                                                                         152,650
                                                                         -------
UTAH--0.22%
Utah County, Utah Environmental Improvement Revenue
  Bonds (USX Corp. Project)/(Wachovia Bank LOC)
  3.65%, 03/03/97                                         10,100          10,100
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
WASHINGTON--0.20%
Washington State Housing Finance Commission Multi
  Family Mortgage Revenue Bonds Series 1A-S/(FGIC
  Insurance)
  3.80%, 06/02/97                                         $9,270        $  9,270
                                                                         -------
TOTAL MANDATORY PUT BONDS                                                274,955
  (Cost $274,955)                                                        -------

VARIABLE RATE TENDER OPTION BOND
  PARTNERSHIPS--2.86%(a)(c)
CONNECTICUT--0.16%
Connecticut State General Obligation General Purpose
  Public Improvement Tender Option Bond Partnership
  Series 1991A (BTP-151)/(Bankers Trust Tender
  Option)
  4.20%, 01/07/97                                          7,365           7,365
                                                                         -------
GEORGIA--0.33%
Georgia State Public Improvement General Obligation
  Tender Option Bond Partnership Series 1993B &
  1993C (BTP-135)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                          3,865           3,865
Georgia State Public Improvement General Obligation
  Tender Option Bond Partnership Series 1993B &
  1993C (BTP-140)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                          4,575           4,575
Georgia State Public Improvement General Obligation
  Tender Option Bond Partnership Series 1994B
  (BTP-148)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                          7,100           7,100
                                                                         -------
                                                                          15,540
                                                                         -------
ILLINOIS--0.33%
Chicago, Illinois Metropolitan Water Reclamation
  District Greater Chicago General Obligation Tender
  Option Bond Partnership (Cook County) (BTP-71)/
  (Automated Data Processing, Inc. Tender Option)
  4.30%, 01/07/97                                          9,870           9,870
Chicago, Illinois School Finance Authority General
  Obligation School Finance Tender Option Bond
  Partnership (BTP-70)/(MBIA Insurance & Automated
  Data Processing, Inc. Tender Option)
  4.35%, 01/07/97                                          5,365           5,365
                                                                         -------
                                                                          15,235
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
MARYLAND--0.08%
Baltimore County, Maryland General Obligation
  Consolidated Public Improvement Tender Option Bond
  Partnership Series 1991 (BTP-132)/(Bankers Trust
  Tender Option & Escrowed to Maturity with
  Government Securities)
  4.35%, 01/07/97                                        $ 3,621         $ 3,621
                                                                          ------
MINNESOTA--0.10%
Minnesota State Various Purpose General Obligation
  Sports Health Club Tax Tender Option Bond
  Partnership (BTP-65)/(Automated Data Processing,
  Inc. Tender Option & Escrowed to Maturity with
  Government Securities)
  4.30%, 01/07/97                                          4,455           4,455
                                                                          ------
SOUTH CAROLINA--0.12%
South Carolina State Capital Improvement Revenue
  Refunding Tender Option Bond Partnership
  (BTP-147)/(Bankers Trust Tender Option)
  4.15%, 01/07/97                                          5,370           5,370
                                                                          ------
TEXAS--0.76%
Regents of the University of Texas Permanent
  University Fund Tender Option Bond Partnership
  Series 1992A (BTP-143)/(Escrowed to Maturity with
  Government Securities, Permanent University Fund
  Guaranty & Bankers Trust Tender Option)
  4.20%, 01/07/97                                         10,685          10,685
Texas State General Obligation General Purpose
  Public Improvement Tender Option Bond Partnership
  Series 1993B (BTP-116)/(Bankers Trust Tender
  Option)
  4.20%, 01/07/97                                         10,170          10,170
Texas State Public Finance Authority General
  Obligation Tender Option Bond Partnership Series
  1994 (BTP-127)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                         14,980          14,980
                                                                          ------
                                                                          35,835
                                                                          ------
VIRGINIA--0.28%
Chesterfield County, Virginia General Obligation
  Public Improvement & Refunding Tender Option Bond
  Partnership Series 1991 (BTP-136)/(Bankers Trust
  Tender Option)
  4.20%, 01/07/97                                          6,025           6,025

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Fairfax County, Virginia Public Improvement General
  Obligation Tender Option Bond Partnership Series
  1991A (BTP-131)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government Securities)
  4.20%, 01/07/97                                         $7,146        $  7,146
                                                                         -------
                                                                          13,171
                                                                         -------
WASHINGTON--0.40%
King County, Washington Unlimited Tax General
  Obligation Tender Option Bond Partnership Series
  1993C (BTP-56)/(Automated Data Processing, Inc.
  Tender Option)
  4.32%, 01/07/97                                          6,365           6,365
Washington State General Obligation Tender Option
  Bond Partnership Series 1990B (BTP-152)/(Bankers
  Trust Tender Option)
  4.20%, 01/07/97                                          5,655           5,655
Washington State Public Power Supply System Nuclear
  Project Number 2 Revenue Refunding Tender Option
  Bond Partnership Series 1993B (BTP-137)/(Bankers
  Trust Tender Option)
  4.25%, 01/07/97                                          6,685           6,684
                                                                         -------
                                                                          18,704
                                                                         -------
WISCONSIN--0.30%
Wisconsin State Public Improvement General
  Obligation Tender Option Bond Partnership
  (BTP-62)/(Automated Data Processing, Inc. Tender
  Option & Escrowed to Maturity with Government
  Securities)
  4.30%, 01/07/97                                          4,500           4,500
Wisconsin State Public Improvement General
  Obligation Tender Option Bond Partnership Series
  1992A (BTP-142)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government Securities)
  4.20%, 01/07/97                                          9,480           9,480
                                                                         -------
                                                                          13,980
                                                                         -------
TOTAL VARIABLE RATE TENDER OPTION BOND PARTNERSHIPS
  (Cost $133,276)                                                        133,276
                                                                         -------
REVENUE ANTICIPATION NOTES--1.82%(b)
FLORIDA--0.17%
Orange County, Florida School District Revenue
  Anticipation Notes Series 1996A
  3.60%, 04/15/97                                          8,000           8,014
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
NEW YORK--1.65%
New York City, New York Revenue Anticipation Notes
  Series 1996B/(Multiple Credit Enhancements)
  3.80%, 06/30/97                                        $25,000         $25,084
  3.77%, 06/30/97                                         50,000          50,176
Rockland County, New York Revenue Anticipation Notes
  Series 1996
  3.73%, 05/16/97                                          1,300           1,302
                                                                          ------
                                                                          76,562
                                                                          ------
TOTAL REVENUE ANTICIPATION NOTES                                          84,576
  (Cost $84,576)                                                          ------

VARIABLE RATE TENDER OPTION BONDS--1.80%(a)
GEORGIA--0.34%
Georgia State Public Improvement General Obligation
  Tender Option Bonds Series 1995B
  (Citi-157)/(Citibank Tender Option)
  4.15%, 01/07/97                                         16,000          16,000
                                                                          ------
NEVADA--0.54%
Nevada State General Obligation Tender Option Bonds
  (Colorado River Community Project) Series 1994
  (Citi-143)/(Citibank Tender Option)
  4.33%, 01/07/97                                         25,000          25,000
                                                                          ------
TEXAS--0.26%
Harris County, Texas Toll Road Sub-Lien Highway
  Tender Option Bonds (Citi-138)/(Citibank Tender
  Option)
  4.31%, 01/07/97                                          7,000           7,000
Harris County, Texas Toll Road Sub-Lien Highway
  Tender Option Bonds (Citi-139)/(Citibank Tender
  Option)
  4.31%, 01/07/97                                          5,000           5,000
                                                                          ------
                                                                          12,000
                                                                          ------
WASHINGTON--0.66%
King County, Washington Department of Metropolitan
  Services Limited Tax General Obligation Tender
  Option Bonds Series 1994A (Citi-136)/(Citibank
  Tender Option)
  4.20%, 01/07/97                                         15,570          15,570
King County, Washington Department of Metropolitan
  Services Limited Tax General Obligation Tender
  Option Bonds Series 1994A (Citi-137)/(Citibank
  Tender Option)
  4.20%, 01/07/97                                         10,000          10,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Washington State Public Power Supply System Nuclear
  Project Number 2 Revenue Tender Option Bonds
  Series 1990C (Citi-145)/(Citibank Tender Option,
  FGIC Insurance & Escrowed to Maturity with
  Government Securities)
  4.20%, 01/07/97                                        $ 5,000         $ 5,000
                                                                          ------
                                                                          30,570
                                                                          ------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $83,570)                                                          83,570
                                                                          ------
BOND ANTICIPATION NOTES--1.64%(b)
NEW JERSEY--1.64%
Atlantic City, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.70%, 11/11/97                                         30,000          30,136
East Brunswick Township, New Jersey Bond
  Anticipation Notes Series 1996-97
  3.67%, 05/23/97                                         14,885          14,917
Hackensack, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.50%, 12/18/97                                          6,178           6,207
Mahwah Township, New Jersey School District Bond
  Anticipation Notes
  4.00%, 07/25/97                                          4,225           4,231
Rockaway Township, New Jersey Bond Anticipation
  Notes
  4.00%, 07/30/97                                          1,910           1,916
Rockaway Township, New Jersey Special Assessment
  Bond Anticipation Notes Series 1996-97
  4.00%, 07/30/97                                          5,439           5,454
West Orange, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.47%, 01/13/97                                          3,951           3,952
Westwood, New Jersey Bond Anticipation Notes Series
  1996-97
  3.80%, 08/19/97                                          9,700           9,726
                                                                          ------
TOTAL BOND ANTICIPATION NOTES
  (Cost $76,539)                                                          76,539
                                                                          ------
OPTIONAL PUT BONDS--1.45%(b)
ILLINOIS -- 0.11%
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien)
  Series B/(Westpac Banking Corp. LOC)
  4.15%, 01/01/97                                          5,000           5,000
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
MISSOURI--1.28%
Missouri State Environmental Improvement & Energy
  Resources Authority Pollution Control Revenue
  Bonds (Union Electric Co.) Series 1985A/(Swiss
  Bank LOC)
  3.65%, 06/01/97                                        $31,000         $31,000
Missouri State Environmental Improvement & Energy
  Resources Authority Pollution Control Revenue
  Bonds (Union Electric Co.) Series 1985B/(Union
  Bank of Switzerland LOC)
  3.65%, 06/01/97                                         28,500          28,500
                                                                          ------
                                                                          59,500
                                                                          ------
NEW HAMPSHIRE--0.06%
New Hampshire Higher Education & Health Facilities
  Authority Revenue Bonds (Dartmouth College)
  Series 1985A-G
  3.80%, 06/01/97                                          2,980           2,980
                                                                          ------
TOTAL OPTIONAL PUT BONDS
  (Cost $67,480)                                                          67,480
                                                                          ------
REVENUE BONDS--1.42%(b)
ARKANSAS--0.04%
Jonesboro, Arkansas Sales & Use Tax Revenue Bonds
  Series 1996/(FSA Insurance)
  3.80%, 05/01/97                                          2,000           2,000
                                                                          ------
FLORIDA--0.07%
Hillsborough County, Florida School Board Tax
  Revenue Bonds/(AMBAC Insurance)
  3.50%, 10/01/97                                          3,350           3,387
                                                                          ------
INDIANA--0.26%
Indiana State Transportation Financing Authority
  Highway Revenue Bonds Series A/(AMBAC Insurance)
  3.80%, 06/01/97                                          1,000           1,002
Indiana University Student Fee Revenue Bonds
  Series J
  3.50%, 08/01/97                                            800             802
Indianapolis, Indiana Local Public Import Bond Bank
  Notes Series 1996E/(American International Group
  Investment Agreement)
  3.53%, 07/10/97                                         10,000          10,030
                                                                          ------
                                                                          11,834
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
KENTUCKY--0.02%
University of Kentucky University Revenue Bonds
  (Consolidated Education Building) Series 1987J/
  (Escrowed to Maturity with Government Securities)
  3.55%, 05/01/97                                         $1,000          $1,028
                                                                           -----
LOUISIANA--0.08%
Louisiana Stadium & Exposition District Hotel
  Occupancy Tax Revenue Bonds Series 1996/(FGIC
  Insurance)
  3.64%, 07/01/97                                            685             687
Louisiana State Recovery District Sales Tax Revenue
  Refunding Bonds/(MBIA Insurance)
  3.08%, 07/01/97                                          3,000           3,025
                                                                           -----
                                                                           3,712
                                                                           -----
MASSACHUSETTS--0.15%
Massachusetts State Water Pollution Abatement
  Treatment Loan Program Series 1996A
  3.52%, 08/01/97                                          7,020           7,079
                                                                           -----
MONTANA--0.03%
Montana State Housing Finance Authority Facilities
  Revenue Bonds (Benefits Health Care Project)
  Series 1996/(AMBAC Insurance)
  3.89%, 09/01/97                                          1,550           1,556
                                                                           -----
NEW MEXICO--0.12%
New Mexico State Severance Tax Revenue Bonds
  Series 1996A
  3.75%, 07/01/97                                          1,987           2,003
Santa Fe, New Mexico Single Family Mortgage Revenue
  Bonds Series 1995B-1/(FGIC Investment Agreement)
  3.70%, 06/29/97                                          3,500           3,500
                                                                           -----
                                                                           5,503
                                                                           -----
NEW YORK--0.20%
New York State Dormitory Authority Revenue Bonds
  (City University) Series 1987A/(Escrowed to
  Maturity with Government Securities)
  3.60%, 07/01/97                                          3,595           3,745
New York State Urban Development Corp. Senior Lien
  Revenue Bonds
  3.60%, 07/01/97                                          5,555           5,591
                                                                           -----
                                                                           9,336
                                                                           -----

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
OHIO--0.09%
Ohio State Building Authority State Facilities (DAS
  Data Control Project) Series 1988A/(Escrowed to
  Maturity with Government Securities)
  3.49%, 10/01/97                                         $4,000         $ 4,204
                                                                          ------
OREGON--0.11%
Oregon State Housing & Community Services Department
  Mortgage Revenue Bonds (Single Family Mortgage
  Program) Series 1996C/(Escrowed to Maturity with
  Government Securities)
  3.85%, 05/15/97                                          5,000           5,000
                                                                          ------
SOUTH CAROLINA--0.10%
South Carolina State Education Assistance Authority
  Revenue Refunding Bonds Student Loan Senior Lien
  Series 1993A1
  3.66%, 09/01/97                                          4,490           4,506
                                                                          ------
SOUTH DAKOTA--0.02%
Sioux Falls Sales Tax Revenue Bonds Series 1996A/
  (AMBAC Insurance)
  3.70%, 11/15/97                                            445             445
Sioux Falls Sales Tax Revenue Bonds Series 1996B/
  (AMBAC Insurance)
  3.70%, 11/15/97                                            570             570
                                                                          ------
                                                                           1,015
                                                                          ------
TEXAS--0.03%
Burlington, Texas Waterworks & Sewer Revenue
  Refunding Bonds Series 1989A/(AMBAC Insurance)
  3.67%, 06/01/97                                          1,345           1,362
                                                                          ------
WASHINGTON--0.10%
Washington State Public Power Supply System Nuclear
  Facility #2 Revenue Bonds/(Escrowed to Maturity
  with Government Securities)
  3.95%, 07/01/97                                          4,250           4,445
                                                                          ------
TOTAL REVENUE BONDS
  (Cost $65,967)                                                          65,967
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
GENERAL OBLIGATIONS--1.31%(b)
ALASKA--0.02%
Valdez, Alaska Unlimited General Obligation Bonds
  Series 1990/(MBIA Insurance)
  3.70%, 01/01/97                                         $1,000          $1,000
                                                                           -----
COLORADO--0.03%
Southern Suburban Park & Recreation District,
  Colorado Unlimited General Obligation Bonds Series
  1996/(FGIC Insurance)
  3.70%, 12/15/97                                          1,210           1,218
                                                                           -----
DELAWARE--0.03%
Wilmington, Delaware General Obligation Bonds Series
  1992A/(MBIA Insurance)
  3.85%, 07/01/97                                          1,500           1,508
                                                                           -----
HAWAII--0.02%
Hawaii State Unlimited General Obligation Bonds
  Series 1992BZ
  3.65%, 10/01/97                                          1,000           1,013
                                                                           -----
IDAHO--0.02%
Ada & Canyon Counties, Idaho Joint School District
  #2 Meridan Unlimited General Obligation Bonds
  Series 1996
  3.60%, 07/30/97                                          1,000           1,005
                                                                           -----
ILLINOIS--0.04%
Chicago Park District Limited Tax General Obligation
  Bonds/(MBIA Insurance)
  3.60%, 01/01/98                                          1,000           1,004
Cook County, Illinois High School District #205
  Thornton Township/(FGIC Insurance & Escrowed to
  Maturity with Government Securities)
  2.90%, 06/01/97                                          1,000           1,007
                                                                           -----
                                                                           2,011
                                                                           -----
KANSAS--0.02%
Overland Park, Kansas Temporary Notes Unlimited
  General Obligation Bonds Series 1996B
  3.68%, 04/01/97                                          1,100           1,100
                                                                           -----

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
LOUISIANA--0.12%
Louisiana State Unlimited Tax General Obligation
  Bonds/(MBIA Insurance)
  3.45%, 05/15/97                                         $5,390          $5,441
                                                                           -----
MASSACHUSETTS--0.09%
Massachusetts State General Obligation Consolidated
  Lien Bonds Series 1989D/(MBIA Insurance)
  3.50%, 10/01/97                                          1,000           1,024
Massachusetts Unlimited Tax General Obligation
  Bonds/(FGIC Insurance)
  3.40%, 06/01/97                                          3,205           3,263
                                                                           -----
                                                                           4,287
                                                                           -----
NEVADA--0.03%
Clark County, Nevada School District General
  Obligation Bonds Series 1991A/(MBIA Insurance)
  3.45%, 06/01/97                                          1,500           1,518
                                                                           -----
NEW JERSEY--0.06%
Newark, New Jersey Unlimited General Obligation
  Bonds Series 1996/(FSA Insurance)
  3.60%, 10/01/97                                          2,760           2,778
                                                                           -----
NEW MEXICO--0.11%
Albuquerque, New Mexico Municipal School District 12
  Unlimited General Obligation Bonds
  3.50%, 08/01/97                                          5,000           5,085
                                                                           -----
NEW YORK--0.02%
Monroe County, New York Unlimited Tax Public
  Improvement General Obligation Bonds
  3.54%, 03/01/97                                          1,000           1,002
                                                                           -----
OHIO--0.10%
Ohio State Higher Education Facility Community
  Revenue Series 1987A/(AMBAC Insurance)
  3.53%, 05/01/97                                          2,400           2,422
Ohio State Natural Resource Capital Facilities
  General Obligation Bonds Series 1995B
  3.60%, 10/01/97                                          2,300           2,310
                                                                           -----
                                                                           4,732
                                                                           -----

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
OKLAHOMA--0.08%
Oklahoma City, Oklahoma Unlimited General Obligation
  Bonds Series 1993
  3.65%, 08/01/97                                         $3,485          $3,611
                                                                           -----
OREGON--0.07%
Oregon State Veterans Welfare Unlimited Tax General
  Obligation Bonds/(MBIA Insurance)
  3.35%, 03/01/97                                          3,300           3,320
                                                                           -----
PENNSYLVANIA--0.02%
Pittsburgh, Pennsylvania General Obligation Bonds
  Series A/(AMBAC Insurance)
  3.52%, 09/01/97                                          1,000           1,003
                                                                           -----
SOUTH CAROLINA--0.17%
South Carolina State Capital Improvement Unlimited
  General Obligation Bonds Series 1992B
  3.50%, 03/01/97                                          4,500           4,520
South Carolina State General Obligation Bonds
  Series U
  3.41%, 02/01/97                                          1,715           1,721
York County, South Carolina School District #3
  (Rock Hill) Series 1996A/(FSA Insurance)
  3.80%, 03/01/97                                          1,370           1,377
                                                                           -----
                                                                           7,618
                                                                           -----
TENNESSEE--0.02%
Shelby County, Tennessee Public Improvement General
  Obligation Bonds Series 1989A/(Escrowed to
  Maturity with Government Securities)
  3.45%, 08/01/97                                          1,020           1,050
                                                                           -----
TEXAS--0.04%
Houston, Texas Limited Tax General Obligation Bonds
  3.35%, 03/01/97                                          2,000           2,007
                                                                           -----
WASHINGTON--0.14%
Washington State General Obligation Bonds Series
  R-1992-C
  3.60%, 09/01/97                                          2,500           2,521
Washington State Motor Vehicle Fuel Tax General
  Obligation Bonds Series R-1992-D
  3.60%, 09/01/97                                          3,315           3,343
                                                                           -----
                                                                           5,864
                                                                           -----

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
WISCONSIN--0.06%
Wisconsin State Unlimited General Obligation Bonds
  Series 1989
  3.52%, 05/01/97                                         $1,000       $   1,011
Wisconsin State Unlimited General Obligation Bonds
  Series 1989C-1/(Escrowed to Maturity with
  Government Securities)
  3.65%, 05/01/97                                            250             255
Wisconsin State Unlimited General Obligation Bonds
  Series 1989C-2/(Escrowed to Maturity with
  Government Securities)
  3.60%, 05/01/97                                          1,395           1,424
                                                                       ---------
                                                                           2,690
                                                                       ---------
TOTAL GENERAL OBLIGATIONS
  (Cost $60,861)                                                          60,861
                                                                       ---------
TAX ANTICIPATION NOTES--0.15%(b)
NEW YORK--0.15%
New York City Tax Anticipation Notes Series 1996
  3.45%, 02/12/97                                          6,900           6,908
                                                                       ---------
TOTAL TAX ANTICIPATION NOTES
  (Cost $6,908)                                                            6,908
                                                                       ---------
CERTIFICATES OF PARTICIPATION--0.02%(b)
TEXAS--0.02%
Houston, Texas Water Conveyance System Contract
  Certificates of Participation Series E/(AMBAC
  Insurance)
  3.55%, 12/15/97                                          1,000           1,017

                                                                       ---------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $1,018)                                                            1,017
                                                                       ---------
TOTAL INVESTMENTS--100%
  (Cost $4,653,310)                                                   $4,653,310
                                                                       =========

------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Municipal Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Fund was $133,276,000 which represented 2.98% of net assets. All of these private placement investments were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS (continued)
December 31, 1996

    Abbreviations
    -------------
    AMBAC              AMBAC Indemnity Corporation
    FGIC               Financial Guaranty Insurance Company
    FHLB               Federal Home Loan Bank
    FNB                First National Bank
    FNMA               Federal National Mortgage Association
    FSA                Financial Security Assurance
    IBJ                Industrial Bank of Japan
    LOC                Letter of Credit
    MBIA               Municipal Bond Investors Assurance
                         Corporation
    N.R.U.-C.F.C.      National Rural Utilities Cooperative
                         Financing Corporation
    SBPA               Standby Purchase Agreement
    SLMA               Student Loan Marketing Association
    SPA                Securities Purchase Agreement

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996

ASSETS
Investments, at value (Cost: $4,653,310)                  $4,653,310
Cash                                                             170
Interest receivable                                           29,665
Receivable for Fund shares sold                                9,889
Prepaid expenses                                                 159
                                                          ----------
    Total assets                                           4,693,193
                                                          ----------
LIABILITIES
Payable for:
  Dividends                                                   16,779
  Investments purchased                                      194,494
  Fund shares redeemed                                         3,931
  Investment advisory and administration fee                     154
  Transfer agency and shareholder service fees                   283
  Other                                                          553
                                                          ----------
    Total liabilities                                        216,194
                                                          ----------
Net assets applicable to outstanding shares               $4,476,999
                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in-capital                                         $4,479,324
  Accumulated net realized loss on investments sold           (2,325)
                                                          ----------
                                                          $4,476,999
                                                          ==========
PRICING OF SHARES
  $0.00001 par value (unlimited shares authorized)
    Outstanding Sweep Shares                               3,871,203
    Outstanding Value Advantage Shares                       608,121
                                                          ----------
                                                           4,479,324
  Net asset value, offering and redemption price per
    each Sweep and Value Advantage Share                       $1.00

See accompanying Notes to Financial Statements.

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1996

Interest income                                             $142,454
                                                            --------
Expenses:
  Investment advisory and administration fee                  16,768
  Transfer agency and shareholder service fees:
    Sweep Shares                                              16,364
    Value Advantage Shares                                       952
  Custodian fees                                                 447
  Registration fees                                              549
  Professional fees                                               83
  Shareholder reports                                            248
  Trustees' fees                                                  22
  Insurance and other expenses                                    76
                                                            --------
                                                              35,509
Less: expenses reduced (see Note 4)                           (9,796)
                                                            --------
  Total expenses incurred by Fund                             25,713
                                                            --------
Net investment income                                        116,741
Net realized loss on investments sold                           (477)
                                                            --------
Increase in net assets resulting from operations            $116,264
                                                            ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                   YEAR ENDED
                                                  DECEMBER 31,
                                               1996           1995
                                           ------------    -----------
Operations:
  Net investment income                    $    116,741    $   105,737
  Net realized loss on investments sold            (477)           (21)
                                           ------------    -----------
  Increase in net assets resulting from
    operations                                  116,264        105,716
                                           ------------    -----------
Dividends to shareholders from net
  investment income:
    Sweep Shares                               (104,911)      (104,288)
    Value Advantage Shares                      (11,830)        (1,449)
                                           ------------    -----------
  Total dividends to shareholders              (116,741)      (105,737)
                                           ------------    -----------
Capital share transactions
  (at $1.00 per share):
  Proceeds from shares sold                  13,705,095     10,148,323
  Net asset value of shares issued in
    reinvestment of dividends                   112,199        100,567
  Less payments for shares redeemed         (12,904,337)    (9,700,301)
                                           ------------    -----------
  Increase in net assets from capital
    share transactions                          912,957        548,589
                                           ------------    -----------
Total increase in net assets                    912,480        548,568

Net assets:
  Beginning of period                         3,564,519      3,015,951
                                           ------------    -----------
  End of period                            $  4,476,999    $ 3,564,519
                                           ============    ===========

See accompanying Notes to Financial Statements.

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab Municipal Money Fund (the "Fund"), formerly known as the Schwab Tax-Exempt Money Fund, is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Fund offers multiple classes of shares -- the Sweep Shares ("Sweep Shares") and Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from

------------------------------------------------------------------------------

security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion, and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% and 0.25% of

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. Schwab has reduced a portion of its fees for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $22,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $8,734,000 and $1,062,000, respectively (see Note 7).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1996, aggregated (in thousands) $9,595,595 and $8,526,966, respectively.

------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares (at $1.00 per share) were as follows (in thousands):

                                                Year ended December 31,
                                                  1996           1995*
                                              ------------    -----------
Proceeds from shares sold:
  Sweep Shares                                $ 12,710,212    $ 9,911,852
  Value Advantage Shares                           994,883        236,471
                                              ------------    -----------
    Total                                       13,705,095     10,148,323
Net asset value of shares issued in
  reinvestment of dividends:
  Sweep Shares                                     102,508         99,813
  Value Advantage Shares                             9,691            754
                                              ------------    -----------
    Total                                          112,199        100,567
Less payments for shares redeemed:
  Sweep Shares                                 (12,347,201)    (9,623,759)
  Value Advantage Shares                          (557,136)       (76,542)
                                              ------------    -----------
    Total                                      (12,904,337)    (9,700,301)
Total increase in net assets from capital
  share transactions                          $    912,957    $   548,589
                                              ============    ===========

---------------
* The Value Advantage Shares commenced operations on July 7, 1995.

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                            Sweep Shares
                                   --------------------------------------------------------------
                                                  For the year ended December 31,
                                      1996         1995         1994         1993         1992
                                   --------------------------------------------------------------
Net asset value at beginning of
 period                            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment operations
---------------------------------
 Net investment income                   0.03         0.03         0.02         0.02         0.03
 Net realized and unrealized gain
   (loss) on investments                   --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
   Total from investment
     operations                          0.03         0.03         0.02         0.02         0.03
Less distributions
------------------
 Dividends from net investment
   income                               (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
 Distributions from realized gain
   on investments                          --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
   Total distributions                  (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
                                   ----------   ----------   ----------   ----------   ----------
Net asset value at end of period   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                   ==========   ==========   ==========   ==========   ==========

Total return                             2.92%        3.30%        2.32%        1.93%        2.49%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)  $3,868,919   $3,403,837   $3,015,951   $2,423,317   $1,744,903
 Ratio of expenses to average net
   assets+                               0.66%        0.66%        0.65%        0.63%        0.63%
 Ratio of net investment income to
   average net assets+                   2.89%        3.25%        2.31%        1.92%        2.45%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net
   assets                               0.90%        0.91%        0.91%        0.93%        0.94%
 Ratio of net investment income to
   average net assets                   2.65%        3.00%        2.05%        1.62%        2.14%

------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS
   (continued)

                                                                  Value Advantage Shares
                                                               -----------------------------
                                                                Year ended      Period ended
                                                               December 31,     December 31,
                                                                   1996           1995 1
                                                                    ------------------------
Net asset value at beginning of period                           $   1.00         $   1.00
Income from investment operations
--------------------------------------
 Net investment income                                               0.03             0.02
 Net realized and unrealized gain (loss) on investments                --               --
                                                                 --------         --------
   Total from investment operations                                  0.03             0.02
Less distributions
------------------
 Dividends from net investment income                                (.03)           (0.02)
 Distributions from realized gain on investments                       --               --
                                                                 --------         --------
   Total distributions                                               (.03)           (0.02)
                                                                 --------         --------
Net asset value at end of period                                 $   1.00         $   1.00
                                                                 ========         ========
Total return (not annualized)                                        3.14%            1.68%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                                $608,080         $160,682
 Ratio of expenses to average net assets +                           0.45%            0.45%*
 Ratio of net investment income to average net assets +              3.10%            3.50%*

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                           0.75%             0.95%*
   Ratio of net investment income to average net assets              2.80%             3.00%*

1  Period from July 7, 1995 (commencement of operations) to December 31, 1995.
*  Annualized

------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Schwab Municipal Money Fund
(Formerly Schwab Tax-Exempt Money Fund)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Municipal Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

SCHWAB MUNICIPAL MONEY FUND
(Formerly Schwab Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab Municipal Money Fund Sweep and Value Advantage Shares was held on December 16, 1996. The results of votes taken among shareholders on proposals before them are listed below.

PROPOSAL 1
Election of Trustees.

                                       Number of            Number of
                                    Shares Voted For     Shares Withheld
                                    ----------------     ---------------
Charles R. Schwab                     2,177,586,545         68,868,932
Donald F. Dorward                     2,175,977,763         70,477,714
Robert G. Holmes                      2,176,986,628         69,468,849
William J. Klipp                      2,177,033,619         69,421,858
Timothy F. McCarthy                   2,178,397,232         68,058,245
Donald R. Stephens                    2,178,457,737         67,997,740
Michael W. Wilsey                     2,177,900,523         68,554,954

PROPOSAL 2

To approve amending the Fund's investment policy concerning Alternative Minimum Tax (AMT) investments.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,882,452,437                   83.80%
Against                          210,979,970                    9.39%
Abstain                          153,023,066                    6.81%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,856,614,183                   82.65%
Against                          243,842,343                   10.85%
Abstain                          145,998,947                    6.50%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.2

To approve changes to restrictions regarding issuance of senior securities.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,858,198,226                   82.72%
Against                          241,828,457                   10.76%
Abstain                          146,428,790                    6.52%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (continued)

PROPOSAL 3.3

To approve change in restriction regarding compliance with the diversification requirements of the 1940 Act.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,871,120,255                   83.29%
Against                          227,582,153                   10.13%
Abstain                          147,753,065                    6.58%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.4

To approve change in restriction regarding investment in Industrial Development Revenue Bonds issued by "unseasoned issuers".

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,851,480,835                   82.42%
Against                          248,281,611                   11.05%
Abstain                          146,693,027                    6.53%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.5

To approve change in restriction regarding investment in "restricted securities".

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,856,080,332                   82.62%
Against                          243,484,598                   10.84%
Abstain                          146,890,543                    6.54%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.6

To approve change in restriction regarding investment in shares of other investment companies.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,867,452,496                   83.13%
Against                          232,233,285                   10.34%
Abstain                          146,769,692                    6.53%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS
                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS
                    Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                  ==============
                                                                     BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  CHARLES SCHWAB
                                                                  ==============

SCHWABFUNDS
FAMILY(R)      [LOGO]
101 Montgomery Street
San Francisco, California 94104

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4500R(2/97) CRS 11011 Printed on recycled paper.